Combined
Annual Report
to Shareholders



September 30, 1995


The U.S. Government Securities Fund

The Strategic Stock Fund

The Stock Fund

The Virginia Municipal Bond Fund

The Maryland Municipal Bond Fund

The Treasury Money Market Fund

The Money Market Fund

The Tax-Free Money Market Fund

Funds Managed by

[LOGO OF VIRTUS CAPITAL MANAGEMENT, INC.]



The Investment Adviser to The Virtus Funds is Virtus Capital Management, Inc., a subsidiary of Signet Banking Corporation. The Virtus Funds are administered by subsidiaries of Federated Investors, independent of Signet.

Investment products offered through Signet Financial Services, Inc. are not deposits, obligations of, or guaranteed by Signet Bank, and are not insured by FDIC or any Federal agency. In addition, they involve risk, including possible loss of principal invested. Member NASD.

Virtus Capital Management, Inc. is the investment adviser for The Virtus Funds. Federated Securities Corp. is the distributor of The Funds.

Federated Securities Corp., Distributor, is independent of Signet Bank.

[LOG OF VIRTUS FUNDS]

MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present your Annual Report for The Virtus Funds, which covers the 12-month period ended September 30, 1995.

This report contains complete financial information--including a commentary by the portfolio manager, long-term performance graphs, and a list of holdings--for every fund in the Virtus family.

I encourage you to take a few minutes to review the following highlights for each fund over the period:

 THE U.S. GOVERNMENT SECURITIES FUND paid dividends of $0.64 per share for Investment Shares ($0.66 for Trust Shares). The fund produced a total return of 9.84% for Investment Shares (10.11% for Trust Shares).* The fund's net asset value increased from $9.83 on the first day of the period to $10.13 on the last day of the period. At the end of the report period, net assets stood at more than $216 million.

 THE STRATEGIC STOCK FUND BEGAN OPERATION ON MARCH 7, 1995. From that date through September 30, 1995, the fund's high-quality stock holdings delivered a total return of 20.59% based on net asset value.* The fund paid dividends of $0.03 per share. The fund's net asset value increased from $10.00 on March 7, 1995 to $12.03 on the last day of the period. At the end of the report period, net assets stood at more than $78 million.

 THE STOCK FUND RECORDED STRONG PERFORMANCE IN A FAVORABLE STOCK MARKET ENVIRONMENT. It's high-quality stock holdings delivered a total return of 20.02% for Investment Shares (20.33% for Trust Shares based on net asset value).* The fund paid dividends of $0.09 per share and capital gains of $0.30 per share for Investment Shares (and dividends of $0.12 per share and capital gains of $0.30 per share for Trust Shares). The fund's net asset value increased from $11.80 on the first day of the period to $13.70 on the last day of the period. At the end of the report period, net assets stood at more than $89 million.

 THE VIRGINIA MUNICIPAL BOND FUND paid tax-free dividends** of $0.45 per share for Investment Shares ($0.48 for Trust Shares). The fund produced a total return of 10.00% for Investment Shares (10.27% for Trust Shares).* The fund's net asset value increased from $10.26 on the first day of the period to $10.81 on the last day of the period. At the end of the report period, net assets stood at more than $104 million.

 THE MARYLAND MUNICIPAL BOND FUND paid tax-free dividends** of $0.40 per share and capital gains of $0.02 per share for Investment Shares ($0.42 in dividends and $0.02 in capital gains for Trust Shares). The fund produced a total return of 9.81% for Investment Shares (10.09% for Trust Shares).* The fund's net asset value increased from $10.17 on the first day of the period to $10.69 on the last day of the period. At the end of the report period, net assets stood at more than $41 million.

 THE TREASURY MONEY MARKET FUND paid dividends of $0.05 per share for Investment and Trust Shares. At the end of the report period, net assets stood at more than $248 million.+

 THE MONEY MARKET FUND paid dividends of $0.05 per share for Investment and Trust Shares. At the end of the report period, net assets stood at more than $215 million.+

 THE TAX-FREE MONEY MARKET FUND paid tax-free dividends of $0.03 per share. At the end of the report period, net assets stood at more than $81 million.+

Thank you for your confidence in The Virtus Funds. We will continue to keep you up to date on the progress of your investment.

Sincerely,

Garry M. Allen
Chief Investment Officer
Virtus Capital Management, Inc.
Investment Adviser to The Virtus Funds

November 15, 1995

---------
 *Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**Income may be subject to the federal alternative minimum tax.

+Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. government.




THE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          If given the opportunity, the Federal Reserve (the "Fed") might very well say that present economic conditions are as close to "ideal" as may be practical. The economy is growing at a moderate pace. Inflation, as measured by the CPI (Consumer Price Index), continues to improve. In addition, Congress will have the opportunity to make decisive changes in the budget deficit if they choose to do so. With the first two conditions present and the third a somewhat remote possibility, the Fed should be pleased with their efforts to date.

          Overall, yield levels have fallen significantly since the first of the year, and may be in a trading range for the immediate future. The 30-year Treasury Bond has been yielding between 6.25% and 6.75% since mid-May, and the 2 year Treasury has seen yields of between 5.45% and 6.20% during this period. Current levels of 6.25% and 5.45% respectively, are at the low side of the range. Yields on the shorter maturity bonds are reflecting a .50% drop in rates by the Fed, although such an action is not certain for the November Fed meeting according to most economists. The economy is still expanding at a comfortable pace, so there is not an overwhelming urgency to drop rates. Since short-term interest rates already reflect a drop in rates by .50%, we see significant risk in owning a lot of short-term bonds at this point in time.

          Two factors are causing mortgage-backed bonds to be attractive at this time, and we are gradually adding to our positions where possible. Investors are fearing another round of rapid prepayments (as seen in 1993) now that rates have dropped, and the overall high volatility in the markets has run investors out of the mortgage market. We feel that prepayments will not be as high as the market projects, and that interest rate markets will settle down, reducing volatility. These two changes in the market along with higher current income promise to make investing in mortgages very attractive over the next few months.


THE U.S. GOVERNMENT SECURITIES FUND--Investment Shares
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN THE U.S. GOVERNMENT SECURITIES FUND--INVESTMENT
                                     SHARES

     The graph below illustrates the hypothetical investment of $10,000 in The U.S. Government Securities Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1995, compared to the Lehman Brothers Intermediate Government Bond Index ("LBIGB").+

                             [GRAPH APPEARS HERE]

    AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1995
1 Year....................................................................7.68%
Start of Performance (10/16/90)...........................................7.83%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

  *Reflects operations of the Fund from the start of performance (10/16/90) through 9/30/95, on a cumulative basis.

 **Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

The LBIGB IS not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBIGB has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE U.S. GOVERNMENT SECURITIES FUND--Trust Shares
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTED IN THE U.S. GOVERNMENT SECURITIES FUND--TRUST SHARES

     The graph below illustrates the hypothetical investment of $10,000 in The U.S. Government Securities Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1995, compared to the Lehman Brothers Intermediate Government Bond Index ("LBIGB").+

                             [GRAPH APPEARS HERE]

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1995
1 Year...................................................................10.11%
Start of Performance (10/16/90)...........................................7.96%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects operations of the Fund from the start of performance (10/16/90) through 9/30/95, on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

The LBIGB IS not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBIGB has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  ---------------------------------------------------------------------------------  --------------
LONG-TERM INVESTMENTS--96.9%
-------------------------------------------------------------------------------------------------
                U.S. TREASURY NOTES--67.7%
                ---------------------------------------------------------------------------------
$    6,000,000  7.125%, 2/29/2000                                                                  $    6,252,660
                ---------------------------------------------------------------------------------
     2,000,000  7.50%, 11/15/2001                                                                       2,143,720
                ---------------------------------------------------------------------------------
    17,500,000  7.50%, 5/15/2002                                                                       18,836,825
                ---------------------------------------------------------------------------------
     5,000,000  7.875%, 4/15/1998                                                                       5,231,050
                ---------------------------------------------------------------------------------
     2,225,000  7.875%, 11/15/1999                                                                      2,375,343
                ---------------------------------------------------------------------------------
    19,000,000  7.875%, 11/15/2004                                                                     21,146,050
                ---------------------------------------------------------------------------------
    10,000,000  8,00%, 1/15/1997                                                                       10,266,600
                ---------------------------------------------------------------------------------
     5,000,000  8.125%, 2/15/1998                                                                       5,243,650
                ---------------------------------------------------------------------------------
     6,250,000  8.25%, 7/15/1998                                                                        6,620,813
                ---------------------------------------------------------------------------------
    10,000,000  8.50%, 5/15/1997                                                                       10,405,300
                ---------------------------------------------------------------------------------
    10,750,000  8.75%, 10/15/1997                                                                      11,340,712
                ---------------------------------------------------------------------------------
    40,000,000  8.875%, 11/15/1998                                                                     43,302,000
                ---------------------------------------------------------------------------------
     3,000,000  8.875%, 2/15/1999                                                                       3,263,460
                ---------------------------------------------------------------------------------  --------------
                Total U.S. Treasury Notes                                                             146,428,183
                ---------------------------------------------------------------------------------  --------------
                GOVERNMENT OBLIGATIONS--29.2%
                ---------------------------------------------------------------------------------
     4,500,000  Federal Home Loan Bank, 6.125%, 8/5/1996                                                4,511,970
                ---------------------------------------------------------------------------------
       102,082  Fededal Home Loan Bank, 8.076%, 8/1/2019                                                  105,056
                ---------------------------------------------------------------------------------
     5,000,000  Federal Home Loan Bank, 8.23%, 8/9/2001                                                 5,488,150
                ---------------------------------------------------------------------------------
        62,225  Federal Home Loan Bank, 8.531%, 12/1/2020                                                  63,783
                ---------------------------------------------------------------------------------
    10,000,000  Federal Home Loan Mortgage Corp., 7.69%, 12/16/1996                                    10,223,900
                ---------------------------------------------------------------------------------
     5,000,000  Federal Home Loan Mortgage Corp., 7.974%, 4/20/2005                                     5,139,550
                ---------------------------------------------------------------------------------
     3,601,159  Federal Home Loan Mortgage Corp., PC, REMIC, 7.80%, 5/15/2012                           3,635,766
                ---------------------------------------------------------------------------------
     1,500,000  Federal National Mortgage Association, 7.85%, 9/10/1998                                 1,569,390
                ---------------------------------------------------------------------------------
    30,035,817  Federal National Mortgage Association, 8.00%, 7/1/2025                                 30,805,034
                ---------------------------------------------------------------------------------
       663,657  Federal National Mortgage Association, 8.50%, 12/1/2001                                   689,155
                ---------------------------------------------------------------------------------
        95,853  Federal National Mortgage Association, 8.778%, 6/1/2019                                    98,655
                ---------------------------------------------------------------------------------
       216,480  Government National Mortgage Association, 8.00%, 3/15/2017                                223,851
                ---------------------------------------------------------------------------------
       483,576  Government National Mortgage Association, 9.00%, 9/15/2021                                510,772
                ---------------------------------------------------------------------------------  --------------
                Total Government Obligations                                                           63,065,032
                ---------------------------------------------------------------------------------  --------------
                TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST $210,997,477)                            209,493,215
                ---------------------------------------------------------------------------------  --------------



THE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  ---------------------------------------------------------------------------------  --------------
(a) REPURCHASE AGREEMENT--1.3%
-------------------------------------------------------------------------------------------------
     2,712,740  Nikko Securities, Inc., 6.45%, dated 9/30/1995, due 10/2/1995
                (at amortized cost)                                                                     2,712,740
                ---------------------------------------------------------------------------------  --------------
                TOTAL INVESTMENTS (IDENTIFIED COST $213,710,217)(b)                                $  212,205,955
                ---------------------------------------------------------------------------------  --------------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $213,710,217. The unrealized appreciation/depreciation of investments on a federal tax basis amounts to $(1,504,262) which is comprised of $1,962,039 appreciation and $3,466,301 depreciation at September 30, 1995.

The following acronym(s) are used within this portfolio:

PC--Participation Certificate
REMIC--Real Estate Mortgage Investment Conduit

Note: The categories of investments are shown as a percentage of net assets
      ($216,212,875) at September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


THE STRATEGIC STOCK FUND
--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS
     ---------------------------------------------------------------------------

          Since inception (March 6, 1995) through September 30, 1995, The Strategic Stock Fund (the "Fund") produced a return of 20.6%* which compares to the Standard and Poor's 500** Index (S&P 500) at 22.1%.

          Under the direction of Garry M. Allen, Chief Investment Officer, Virtus Capital Management Inc. has implemented a new style of equity management. The new method of investment is called "Style Management." Style Management is a very unique method of investing.

          Academic research shows that style determines 80-90% of investment return. Virtus seeks to capture the predominant investment style to take greater advantage of market trends. This involves opportunistic positioning defined by style and size. "Style" refers to two widely accepted descriptions of stocks known as growth and value. Growth stocks are those companies with above average earnings expectations. Value stocks are those companies selling at a low price relative to the actual value of their underlying assets. "Size" refers to the division between large and small companies based upon market value.

          Style movements typically occur every one to three years (there have been sixteen intermediate style changes since 1968), while size movements generally occur every five to seven years (there have been four size changes since 1968). This type of shifting between style and size has been occurring ever since the stock market has existed.

          Style management identifies and captures greater rewards from active management. Style (value vs. growth) and size (small vs. large-cap) represent the two major components of systematic risk and return in the market. Style dominates even the most skillful manager's returns. Active style management reduces the level of risk in a portfolio and thus improves the risk/reward trade-off.

          The S&P 500 continued its torrid performance pace during the third quarter 1995, generating a 7.88% total return. Through nine months ended September 30, 1995, the S&P 500 has a return of 29.75%. Over the past fourteen months, growth stocks have dominated value stocks. Virtus Capital Management's unique Style Management process first identified growth, and specifically small growth, as the most attractive style asset class in July 1994. As predicted, aggressive growth returns have been stellar, leading all U.S. equity market segments. Virtus Capital Management specializes in capturing the most rewarding investment style over a one to three year time horizon.

          Strategically, the U.S. equity market has begun a systematic movement toward value. Accordingly, Virtus' Style portfolio positions have been shifted into 50% small value, with the remaining 50% in small growth. We anticipate a full shift to value as early as December 1995.

          Virtus Capital Management anticipates that 1996 will reward value investors over growth investors. We believe the equity market is transitioning from a wealth creation market to a capital preservation market led by value stocks.

      *Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     **The Standard and Poor's 500 Index is a composite of 500 stocks. The index is unmanaged.


THE STRATEGIC STOCK FUND
--------------------------------------------------------------------------------

             GROWTH OF $10,000 INVESTED IN THE STRATEGIC STOCK FUND

     The graph below illustrates the hypothetical investment of $10,000 in The Strategic Stock Fund (the "Fund") from March 7, 1995 (start of performance) to September 30, 1995, compared to the Standard & Poor's 500 ("S&P 500").+
                             [GRAPH APPEARS HERE]

    AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED SEPTEMBER 30, 1995
Start of Performance (3/7/95)..........................................18.59%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a redemption fee of 2.00% on any redemption less than 5 years from the purchase date. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable contingent deferred sales charges.

The S&P 500 IS not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.


THE STRATEGIC STOCK FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--96.5%
-------------------------------------------------------------------------------------------------
              COMMERCIAL SERVICES--0.5%
              -----------------------------------------------------------------------------------
       5,000  Barefoot, Inc.                                                                       $      65,625
              -----------------------------------------------------------------------------------
      27,900  (c)Weatherford International                                                               362,700
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                      428,325
              -----------------------------------------------------------------------------------  -------------
              CONSUMER DURABLES--4.1%
              -----------------------------------------------------------------------------------
      15,700  Dallas Semiconductor Corp.                                                                 321,850
              -----------------------------------------------------------------------------------
      12,300  Jacobs Engr Group, Inc.                                                                    305,963
              -----------------------------------------------------------------------------------
      38,000  Lennar Corp.                                                                               826,500
              -----------------------------------------------------------------------------------
      36,800  Oakwood Homes Corp.                                                                      1,297,200
              -----------------------------------------------------------------------------------
      18,400  United Dominion Industries Ltd.                                                            443,900
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    3,195,413
              -----------------------------------------------------------------------------------  -------------
              CONSUMER NON-DURABLES--7.5%
              -----------------------------------------------------------------------------------
      17,700  (c)Acclaim Entertainment, Inc.                                                             455,775
              -----------------------------------------------------------------------------------
      29,400  Arctco, Inc.                                                                               374,850
              -----------------------------------------------------------------------------------
         300  Ihop Corp.                                                                                   7,875
              -----------------------------------------------------------------------------------
      40,800  (c)Jones Apparel Group, Inc.                                                             1,453,500
              -----------------------------------------------------------------------------------
      34,600  Lands End, Inc.                                                                            544,950
              -----------------------------------------------------------------------------------
      25,800  (c)Mac Frugals Bargains Close-Outs, Inc.                                                   406,350
              -----------------------------------------------------------------------------------
      19,350  (c)Nautica Enterprises, Inc.                                                               662,738
              -----------------------------------------------------------------------------------
      16,600  (c)Ralcorp Holdings, Inc.                                                                  392,175
              -----------------------------------------------------------------------------------
      16,300  (c)Smithfield Foods, Inc.                                                                  362,675
              -----------------------------------------------------------------------------------
      44,700  Superior Industries International, Inc.                                                  1,201,313
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    5,862,201
              -----------------------------------------------------------------------------------  -------------
              CONSUMER SERVICES--12.8%
              -----------------------------------------------------------------------------------
      11,200  Arrow International, Inc.                                                                  484,400
              -----------------------------------------------------------------------------------
      42,900  (c)Fhp International Corp.                                                               1,034,963
              -----------------------------------------------------------------------------------
      26,900  (c)Genesis Health Ventures, Inc.                                                           961,675
              -----------------------------------------------------------------------------------
      46,700  (c)Health Care + Retirement Corp.                                                        1,500,238
              -----------------------------------------------------------------------------------
      34,600  (c)Healthcare Compare Corp.                                                              1,340,750
              -----------------------------------------------------------------------------------
      14,600  Herbalife International, Inc.                                                              142,350
              -----------------------------------------------------------------------------------
      32,700  Integrated Health Services, Inc.                                                           923,775
              -----------------------------------------------------------------------------------
      26,300  (c)Nellcor, Inc.                                                                         1,308,425
              -----------------------------------------------------------------------------------
       1,000  Nelson Thomas, Inc.                                                                         25,250
              -----------------------------------------------------------------------------------
      15,500  Quantum Health Resource, Inc.                                                              166,625
              -----------------------------------------------------------------------------------
      30,100  (c)Sunrise Medical, Inc.                                                                   827,750
              -----------------------------------------------------------------------------------
      41,900  (c)Vencor, Inc.                                                                          1,340,800
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                   10,057,001
              -----------------------------------------------------------------------------------  -------------



THE STRATEGIC STOCK FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              ELECTRICAL EQUIPMENT--1.4%
              -----------------------------------------------------------------------------------
       5,600  (c)Integrated Device Technology, Inc.                                                $     140,000
              -----------------------------------------------------------------------------------
      14,700  (c)Komag, Inc.                                                                             961,013
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    1,101,013
              -----------------------------------------------------------------------------------  -------------
              ELECTRONIC TECHNOLOGY--6.0%
              -----------------------------------------------------------------------------------
      15,500  (c)Catalina Marketing Corp.                                                                961,000
              -----------------------------------------------------------------------------------
      19,400  (c)CompUSA, Inc.                                                                           834,200
              -----------------------------------------------------------------------------------
       2,100  (c)Datascope Corp.                                                                          43,575
              -----------------------------------------------------------------------------------
       7,800  Hyperion Software Corp.                                                                    442,650
              -----------------------------------------------------------------------------------
      20,500  (c)Lattice Semiconductor Corp.                                                             832,813
              -----------------------------------------------------------------------------------
      37,800  (c)Stratus Computer, Inc.                                                                  992,250
              -----------------------------------------------------------------------------------
      17,600  (c)Symbol Technologies, Inc.                                                               583,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    4,689,488
              -----------------------------------------------------------------------------------  -------------
              ENERGY MINERALS--1.1%
              -----------------------------------------------------------------------------------
      43,800  (c)California Energy, Inc.                                                                 897,900
              -----------------------------------------------------------------------------------  -------------
              ENTERTAINMENT--1.4%
              -----------------------------------------------------------------------------------
      11,700  (c)Bet Holdings, Inc.                                                                      234,000
              -----------------------------------------------------------------------------------
       8,000  Chris-Craft Industries, Inc.                                                               348,000
              -----------------------------------------------------------------------------------
       8,900  (c)Recoton Corp.                                                                           244,750
              -----------------------------------------------------------------------------------
      19,600  (c)Rio Hotel + Casino, Inc.                                                                254,800
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    1,081,550
              -----------------------------------------------------------------------------------  -------------
              FINANCE--3.1%
              -----------------------------------------------------------------------------------
      25,000  Cash America International, Inc.                                                           171,875
              -----------------------------------------------------------------------------------
      12,700  Commercial Federal Corp.                                                                   454,025
              -----------------------------------------------------------------------------------
      21,000  Money Store, Inc.                                                                          994,875
              -----------------------------------------------------------------------------------
      25,600  (c)National Auto Credit, Inc.                                                              492,800
              -----------------------------------------------------------------------------------
      12,300  Pioneer Group, Inc.                                                                        336,713
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    2,450,288
              -----------------------------------------------------------------------------------  -------------
              FOOD & BEVERAGE--0.7%
              -----------------------------------------------------------------------------------
      21,200  Richfood Holdings, Inc.                                                                    533,975
              -----------------------------------------------------------------------------------  -------------
              HEALTH SERVICES--1.5%
              -----------------------------------------------------------------------------------
      36,300  (c)Vivra, Inc.                                                                           1,152,525
              -----------------------------------------------------------------------------------  -------------
              HEALTHCARE--1.1%
              -----------------------------------------------------------------------------------
       3,200  (c)Apria Healthcare Group, Inc.                                                             79,200
              -----------------------------------------------------------------------------------
      15,600  Invacare Corp.                                                                             748,800
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                      828,000
              -----------------------------------------------------------------------------------  -------------
              HOSPITAL SUPPLIES--0.8%
              -----------------------------------------------------------------------------------
       9,600  (c)Rotech Medical Corp.                                                                    238,800
              -----------------------------------------------------------------------------------
      19,700  (c)Technology Medical Products, Inc.                                                       379,225
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                      618,025
              -----------------------------------------------------------------------------------  -------------



THE STRATEGIC STOCK FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS--0.2%
              -----------------------------------------------------------------------------------
       8,600  Fieldcrest Cannon, Inc.                                                              $     188,125
              -----------------------------------------------------------------------------------  -------------
              INSURANCE--0.9%
              -----------------------------------------------------------------------------------
      10,200  (c)American Travellers Corp.                                                               189,975
              -----------------------------------------------------------------------------------
      13,100  Capsure Holdings Corp.                                                                     180,125
              -----------------------------------------------------------------------------------
       4,800  (c)Markel Corp.                                                                            352,800
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                      722,900
              -----------------------------------------------------------------------------------  -------------
              MACHINERY & EQUIPMENT--0.5%
              -----------------------------------------------------------------------------------
       6,100  Nacco Industries, Inc.                                                                     362,188
              -----------------------------------------------------------------------------------  -------------
              MANUFACTURING--15.3%
              -----------------------------------------------------------------------------------
      32,500  Agco Corp                                                                                1,478,750
              -----------------------------------------------------------------------------------
      12,700  Belden, Inc.                                                                               333,375
              -----------------------------------------------------------------------------------
      70,600  Callaway Golf Co.                                                                        1,094,300
              -----------------------------------------------------------------------------------
      15,000  (c)Champion Enterprises, Inc.                                                              298,125
              -----------------------------------------------------------------------------------
       6,500  Clayton Homes, Inc.                                                                        154,375
              -----------------------------------------------------------------------------------
      15,800  Elcor Chemical Corp.                                                                       300,200
              -----------------------------------------------------------------------------------
       2,900  Federal Mogul Corp.                                                                         55,463
              -----------------------------------------------------------------------------------
      12,900  Medusa Corp.                                                                               364,425
              -----------------------------------------------------------------------------------
      13,400  Mueller Industries, Inc.                                                                   695,125
              -----------------------------------------------------------------------------------
      12,000  (c)Paxar Corp.                                                                             165,000
              -----------------------------------------------------------------------------------
       4,600  Picturetel Corp.                                                                           208,150
              -----------------------------------------------------------------------------------
       3,100  (c)Pyxis Corp.                                                                              60,063
              -----------------------------------------------------------------------------------
      44,400  Reynolds + Reynolds, Co.                                                                 1,526,250
              -----------------------------------------------------------------------------------
      16,500  (c)Scotts Co.                                                                              365,063
              -----------------------------------------------------------------------------------
      23,000  Southdown, Inc.                                                                            405,375
              -----------------------------------------------------------------------------------
      17,400  St John Knits, Inc.                                                                        848,250
              -----------------------------------------------------------------------------------
      58,000  (c)Toll Brothers, Inc.                                                                   1,094,750
              -----------------------------------------------------------------------------------
      33,000  Trimas Corp.                                                                               684,750
              -----------------------------------------------------------------------------------
      16,300  (c)Vlsi Technology, Inc.                                                                   558,275
              -----------------------------------------------------------------------------------
       8,256  (c)Watson Pharmaceuticals, Inc.                                                            338,496
              -----------------------------------------------------------------------------------
      18,100  (c)Zebra Technologies Corp.                                                                963,825
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                   11,992,385
              -----------------------------------------------------------------------------------  -------------
              MISCELLANEOUS--4.2%
              -----------------------------------------------------------------------------------
      14,200  (c)Devry, Inc.                                                                             365,650
              -----------------------------------------------------------------------------------
      19,000  Franklin Quest Co.                                                                         465,500
              -----------------------------------------------------------------------------------
       2,500  (c)Horizon Healthcare Corp.                                                                 56,875
              -----------------------------------------------------------------------------------
      20,900  (c)Robert Half International, Inc.                                                         713,213
              -----------------------------------------------------------------------------------
      30,100  (c)Sanifill, Inc.                                                                          985,775
              -----------------------------------------------------------------------------------



THE STRATEGIC STOCK FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              MISCELLANEOUS--CONTINUED
              -----------------------------------------------------------------------------------
      27,600  (c)Sierra Health Services, Inc.                                                      $     690,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    3,277,013
              -----------------------------------------------------------------------------------  -------------
              OIL--2.7%
              -----------------------------------------------------------------------------------
      11,200  (c)Barrett Resources Corp.                                                                 252,000
              -----------------------------------------------------------------------------------
      12,400  (c)BJ Services, Co.                                                                        313,100
              -----------------------------------------------------------------------------------
      31,700  Pogo Producing, Co.                                                                        721,175
              -----------------------------------------------------------------------------------
      22,700  (c)Swift Transportation, Inc.                                                              391,575
              -----------------------------------------------------------------------------------
      20,000  Vintage Petroleum, Inc.                                                                    420,000
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    2,097,850
              -----------------------------------------------------------------------------------  -------------
              PRODUCER MANUFACTURING--0.4%
              -----------------------------------------------------------------------------------
      19,200  (c)Shorewood Packaging Corp.                                                               333,600
              -----------------------------------------------------------------------------------  -------------
              RAW MATERIALS--0.4%
              -----------------------------------------------------------------------------------
      10,800  (c)Dravo Corp.                                                                             137,700
              -----------------------------------------------------------------------------------
       7,400  (c)Fibreboard Corp.                                                                        191,475
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                      329,175
              -----------------------------------------------------------------------------------  -------------
              REAL ESTATE--1.9%
              -----------------------------------------------------------------------------------
      50,300  (c)Consolidated Stores Corp.                                                             1,163,188
              -----------------------------------------------------------------------------------
       6,500  Department 56, Inc.                                                                        303,875
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    1,467,063
              -----------------------------------------------------------------------------------  -------------
              RETAIL TRADE--1.1%
              -----------------------------------------------------------------------------------
      12,000  Baker (J.) Inc.                                                                             97,500
              -----------------------------------------------------------------------------------
      20,700  Claire's Stores, Inc.                                                                      424,350
              -----------------------------------------------------------------------------------
      20,300  (c)Michaels Stores, Inc.                                                                   329,875
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                      851,725
              -----------------------------------------------------------------------------------  -------------
              TECHNOLOGY SERVICES--19.3%
              -----------------------------------------------------------------------------------
      14,500  Allen Group, Inc.                                                                          525,625
              -----------------------------------------------------------------------------------
      28,050  (c)American Management System, Inc.                                                        750,338
              -----------------------------------------------------------------------------------
       1,050  (c)Andrew Corp.                                                                             64,181
              -----------------------------------------------------------------------------------
      37,200  (c)Aspect Telecommunications Corp.                                                       1,004,400
              -----------------------------------------------------------------------------------
      51,400  Breed Technologies, Inc.                                                                 1,021,575
              -----------------------------------------------------------------------------------
      26,700  (c)California Microwave                                                                    674,175
              -----------------------------------------------------------------------------------
      64,200  (c)Cheyenne Software, Inc.                                                               1,284,000
              -----------------------------------------------------------------------------------
       1,400  (c)Clear Channel Communications, Inc.                                                      106,050
              -----------------------------------------------------------------------------------
      25,300  Dentsply International, Inc.                                                               872,850
              -----------------------------------------------------------------------------------
      13,600  (c)Digi International, Inc.                                                                384,200
              -----------------------------------------------------------------------------------
       1,800  (c)Electronic Arts                                                                          66,150
              -----------------------------------------------------------------------------------
      21,300  Exabyte Corp.                                                                              287,550
              -----------------------------------------------------------------------------------
      19,300  (c)Fiserv, Inc.                                                                            557,288
              -----------------------------------------------------------------------------------
      27,900  (c)Input/Output, Inc.                                                                    1,070,663
              -----------------------------------------------------------------------------------



THE STRATEGIC STOCK FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              TECHNOLOGY SERVICES--CONTINUED
              -----------------------------------------------------------------------------------
         500  Kent Electors Corp.                                                                  $      21,938
              -----------------------------------------------------------------------------------
      21,200  (c)Marshall Industries                                                                     800,300
              -----------------------------------------------------------------------------------
       3,000  (c)Micros System, Inc.                                                                     107,250
              -----------------------------------------------------------------------------------
      31,700  (c)Oak Industries, Inc.                                                                    954,963
              -----------------------------------------------------------------------------------
         900  Paychex, Inc.                                                                               41,625
              -----------------------------------------------------------------------------------
       5,800  (c)Standard Microsystems Corp.                                                             100,050
              -----------------------------------------------------------------------------------
      55,700  (c)Sun Guard Data Systems                                                                1,629,225
              -----------------------------------------------------------------------------------
      50,000  (c)Tech Data Corp.                                                                         706,250
              -----------------------------------------------------------------------------------
       7,100  (c)Three Five System, Inc.                                                                 185,488
              -----------------------------------------------------------------------------------
      25,500  (c)Verifone, Inc.                                                                          710,813
              -----------------------------------------------------------------------------------
      29,400  (c)Zilog, Inc.                                                                           1,223,775
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                   15,150,722
              -----------------------------------------------------------------------------------  -------------
              TELECOMMUNICATIONS--0.4%
              -----------------------------------------------------------------------------------
      15,600  Skywest, Inc.                                                                              296,400
              -----------------------------------------------------------------------------------  -------------
              TRANSPORTATION--4.2%
              -----------------------------------------------------------------------------------
      10,200  Air Express International Corp.                                                            257,550
              -----------------------------------------------------------------------------------
      32,800  (c)American Freightways Corp.                                                              492,000
              -----------------------------------------------------------------------------------
      11,800  Expeditores International Washington, Inc.                                                 318,600
              -----------------------------------------------------------------------------------
      12,800  (c)M.S. Carriers, Inc.                                                                     204,800
              -----------------------------------------------------------------------------------
      24,800  (c)Offshore Logistics, Inc.                                                                344,100
              -----------------------------------------------------------------------------------
      25,000  Werner Enterprises, Inc.                                                                   518,750
              -----------------------------------------------------------------------------------
      17,600  (c)Wisconsin Central Transportation Corp.                                                1,174,800
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    3,310,600
              -----------------------------------------------------------------------------------  -------------
              UTILITIES--3.0%
              -----------------------------------------------------------------------------------
      23,500  (c)Destec Energy, Inc.                                                                     352,500
              -----------------------------------------------------------------------------------
      22,600  (c)International Rectifier Co.                                                             909,650
              -----------------------------------------------------------------------------------
      27,200  (c)Ionics, Inc.                                                                          1,132,189
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    2,394,339
              -----------------------------------------------------------------------------------  -------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $70,511,424)                                       75,669,789
              -----------------------------------------------------------------------------------  -------------
FOREIGN COMMON STOCK--0.2%
-------------------------------------------------------------------------------------------------
              MISCELLANEOUS--0.2%
              -----------------------------------------------------------------------------------
       6,200  Adia Services, Inc.--ADR (IDENTIFIED COST $144,925)                                        140,275
              -----------------------------------------------------------------------------------  -------------



THE STRATEGIC STOCK FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
(a) REPURCHASE AGREEMENT--4.3%
-------------------------------------------------------------------------------------------------
$  3,392,177  Prudential Securities, Inc., 6.25%, dated 9/30/1995, due 10/2/1995
              (at amoritized cost)                                                                 $   3,392,177
              -----------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $74,048,526)(b)                                   $  79,202,241
              -----------------------------------------------------------------------------------  -------------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $74,048,526. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $5,153,715 which is comprised of $8,351,175 appreciation and $3,197,460 depreciation at September 30, 1995.

(c) Non-income producing security.

Note: The categories of investments are shown as a percentage of net assets ($78,388,037) at September 30, 1995.

The following acronym is used within this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


THE STOCK FUND
--------------------------------------------------------------------------------

    MANAGEMENT DISCUSSION AND ANALYSIS
     ---------------------------------------------------------------------------

          For the year ended September 30, 1995, The Stock Fund (the "Fund") has a return of and 20.33% for Trust Shares,* and 17.91% for Investment Shares* (taking into account the contingent deferred sales charge), which compares to the Standard and Poor's 500 Index** (S&P 500) at 29.81%.
          The Stock Fund is managed utilizing a cash flow return on investment framework coupled with traditional fundamental analysis. In addition, the Fund attempts to incorporate into the portfolio the dominant equity style, growth or value, which Virtus believes will show superior performance. Style is incorporated into The Stock Fund by overweighting or underweighting specific S&P 500 market sectors.

          Year to date through September 30, 1995, The Stock Fund has been managed with emphasis on growth equities. Accordingly, the consumer staples and technology sectors have been overweighted while the energy and financial sectors have been underweighted. The companies in the portfolio are predominantly larger capitalized and the overall dividend yield has been comparable to that of the S&P 500.

      *Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     **The Standard and Poor's 500 Index is a composite of 500 stocks. The index is unmanaged.


THE STOCK FUND--Investment Shares
--------------------------------------------------------------------------------

        GROWTH OF $10,000 INVESTED IN THE STOCK FUND--INVESTMENT SHARES

     The graph below illustrates the hypothetical investment of $10,000 in The Stock Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1995, compared to the Standard & Poor's 500 Index ("S&P 500").+

                             [GRAPH APPEARS HERE]
    AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1995
1 Year...................................................................17.91%
Start of Performance (10/16/90)..........................................10.43%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

  *Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/95, on a cumulative basis.

 **Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

+The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


  THE STOCK FUND--Trust Shares
  ------------------------------------------------------------------------------

            GROWTH OF $10,000 INVESTED IN THE STOCK FUND--TRUST SHARES

       The graph below illustrates the hypothetical investment of $10,000 in The Stock Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1995, compared to the Standard & Poor's 500 Index ("S&P 500").+

                              [GRAPH APPEARS HERE]

      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1995
  1 Year..................................................................20.33%
  Start of Performance (10/16/90).........................................10.56%

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/95, on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

+The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE STOCK FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

   SHARES                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--94.2%
---------------------------------------------------------------------------------------------------
              AUTOMOBILE--0.8%
              -------------------------------------------------------------------------------------
      15,400  General Motors Corp.                                                                   $     721,875
              -------------------------------------------------------------------------------------  -------------
              BANKING--1.9%
              -------------------------------------------------------------------------------------
      29,100  Republic New York Corp.                                                                    1,702,350
              -------------------------------------------------------------------------------------  -------------
              BASIC INDUSTRY--0.9%
              -------------------------------------------------------------------------------------
      20,300  Carlisle Companies, Inc.                                                                     844,987
              -------------------------------------------------------------------------------------  -------------
              BASIC MATERIALS--1.8%
              -------------------------------------------------------------------------------------
      35,100  PPG Industries, Inc.                                                                       1,632,150
              -------------------------------------------------------------------------------------  -------------
              BROADCASTING--1.9%
              -------------------------------------------------------------------------------------
      31,000  Gannett, Inc.                                                                              1,693,375
              -------------------------------------------------------------------------------------  -------------
              CHEMICALS--5.3%
              -------------------------------------------------------------------------------------
      21,600  Du Pont (E.I.) De Nemours & Co.                                                            1,485,000
              -------------------------------------------------------------------------------------
      26,200  Kerr-McGee Corp.                                                                           1,454,100
              -------------------------------------------------------------------------------------
      17,650  Monsanto Co.                                                                               1,778,238
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      4,717,338
              -------------------------------------------------------------------------------------  -------------
              CONSUMER CYCLICAL--6.1%
              -------------------------------------------------------------------------------------
      16,000  Capital Cities ABC, Inc.                                                                   1,882,000
              -------------------------------------------------------------------------------------
      44,108  (c)Consolidated Stores Corp.                                                               1,019,997
              -------------------------------------------------------------------------------------
      11,450  Philip Morris Companies, Inc.                                                                956,075
              -------------------------------------------------------------------------------------
      55,950  Sara Lee Corp.                                                                             1,664,513
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      5,522,585
              -------------------------------------------------------------------------------------  -------------
              CONSUMER STAPLES--5.1%
              -------------------------------------------------------------------------------------
      39,000  Abbott Laboratories                                                                        1,662,375
              -------------------------------------------------------------------------------------
      13,458  General Electric Co.                                                                         857,948
              -------------------------------------------------------------------------------------
      37,127  Merck & Co., Inc.                                                                          2,079,112
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      4,599,435
              -------------------------------------------------------------------------------------  -------------
              ELECTRICAL EQUIPMENT--2.1%
              -------------------------------------------------------------------------------------
      22,900  Hewlett Packard Co.                                                                        1,909,288
              -------------------------------------------------------------------------------------  -------------
              ELECTRONIC TECHNOLOGY--1.0%
              -------------------------------------------------------------------------------------
      26,400  (c)SCI Systems, Inc.                                                                         910,800
              -------------------------------------------------------------------------------------  -------------
              FINANCE--7.9%
              -------------------------------------------------------------------------------------
      34,450  Ahmanson (H.F.) and Co.                                                                      874,169
              -------------------------------------------------------------------------------------
      27,000  BankAmerica Corp.                                                                          1,616,625
              -------------------------------------------------------------------------------------
      32,400  Bear Stearns Companies, Inc.                                                                 696,600
              -------------------------------------------------------------------------------------
       7,000  CCB Financial Corp.                                                                          357,875
              -------------------------------------------------------------------------------------
      29,700  Chemical Banking Corp.                                                                     1,807,987
              -------------------------------------------------------------------------------------
      20,600  Fleet Financial Group, Inc.                                                                  777,650
              -------------------------------------------------------------------------------------



THE STOCK FUND
--------------------------------------------------------------------------------

   SHARES                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------------
              FINANCE--CONTINUED
              -------------------------------------------------------------------------------------
      13,650  Nationsbank Corp.                                                                      $     917,963
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      7,048,869
              -------------------------------------------------------------------------------------  -------------
              FOOD & BEVERAGE--6.2%
              -------------------------------------------------------------------------------------
      49,800  Albertson's Inc.                                                                           1,699,425
              -------------------------------------------------------------------------------------
      31,050  (c)Canandaigua Wine, Inc.                                                                  1,509,806
              -------------------------------------------------------------------------------------
     109,200  Hudson Foods, Inc.                                                                         1,515,150
              -------------------------------------------------------------------------------------
      16,550  PepsiCo, Inc.                                                                                844,050
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      5,568,431
              -------------------------------------------------------------------------------------  -------------
              HEALTH SERVICES--2.1%
              -------------------------------------------------------------------------------------
      56,500  Manor Care, Inc.                                                                           1,921,000
              -------------------------------------------------------------------------------------  -------------
              HOUSEHOLD PRODUCTS--3.1%
              -------------------------------------------------------------------------------------
      28,150  Clorox Co.                                                                                 2,009,206
              -------------------------------------------------------------------------------------
      22,550  Lancaster Colony Corp.                                                                       766,700
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      2,775,906
              -------------------------------------------------------------------------------------  -------------
              INDUSTRIAL SERVICES--2.9%
              -------------------------------------------------------------------------------------
      35,100  Baldor Electric Co.                                                                          881,887
              -------------------------------------------------------------------------------------
      45,700  Dover Corp.                                                                                1,748,025
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      2,629,912
              -------------------------------------------------------------------------------------  -------------
              INSURANCE--0.9%
              -------------------------------------------------------------------------------------
       5,400  Loews Corp.                                                                                  785,700
              -------------------------------------------------------------------------------------  -------------
              MANUFACTURING--17.5%
              -------------------------------------------------------------------------------------
      25,500  Alcan Aluminium Ltd.                                                                         825,563
              -------------------------------------------------------------------------------------
      11,400  (c)Applied Materials, Inc.                                                                 1,165,650
              -------------------------------------------------------------------------------------
      47,800  Baxter International, Inc.                                                                 1,965,775
              -------------------------------------------------------------------------------------
      22,000  Emerson Electric Co.                                                                       1,573,000
              -------------------------------------------------------------------------------------
      29,743  Hershey Foods Corp.                                                                        1,914,706
              -------------------------------------------------------------------------------------
      24,600  Intel Corp.                                                                                1,479,075
              -------------------------------------------------------------------------------------
      40,400  Kennametal, Inc.                                                                           1,464,500
              -------------------------------------------------------------------------------------
      39,750  Parker Hannifin Corp.                                                                      1,510,500
              -------------------------------------------------------------------------------------
      32,350  Premark International, Inc.                                                                1,645,806
              -------------------------------------------------------------------------------------
      34,700  (c)Sun Microsystems, Inc.                                                                  2,186,100
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                     15,730,675
              -------------------------------------------------------------------------------------  -------------
              OIL--7.6%
              -------------------------------------------------------------------------------------
      21,450  Amoco Corp.                                                                                1,375,481
              -------------------------------------------------------------------------------------
      37,650  Chevron Corp.                                                                              1,830,731
              -------------------------------------------------------------------------------------
      23,400  Exxon Corp.                                                                                1,690,650
              -------------------------------------------------------------------------------------
      18,950  Mobil Corp.                                                                                1,887,894
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      6,784,756
              -------------------------------------------------------------------------------------  -------------



THE STOCK FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------------
              PRINTING & PUBLISHING--1.0%
              -------------------------------------------------------------------------------------
      25,500  Chesapeake Corp.                                                                       $     921,188
              -------------------------------------------------------------------------------------  -------------
              RETAIL TRADE--3.9%
              -------------------------------------------------------------------------------------
      44,600  Sears Roebuck & Co.                                                                        1,644,625
              -------------------------------------------------------------------------------------
      64,800  Walgreen Co.                                                                               1,814,400
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      3,459,025
              -------------------------------------------------------------------------------------  -------------
              TECHNOLOGY SERVICES--3.1%
              -------------------------------------------------------------------------------------
      62,800  DQE                                                                                        1,664,200
              -------------------------------------------------------------------------------------
      39,356  Sun Guard Data Systems                                                                     1,151,163
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      2,815,363
              -------------------------------------------------------------------------------------  -------------
              TELECOMMUNICATIONS--6.4%
              -------------------------------------------------------------------------------------
      27,800  Bell Atlantic Corp.                                                                        1,706,225
              -------------------------------------------------------------------------------------
      41,350  GTE Corp.                                                                                  1,622,987
              -------------------------------------------------------------------------------------
      14,850  Harris Corp.                                                                                 814,894
              -------------------------------------------------------------------------------------
      63,150  MCI Communications Corp.                                                                   1,645,847
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      5,789,953
              -------------------------------------------------------------------------------------  -------------
              TRANSPORTATION--1.0%
              -------------------------------------------------------------------------------------
      21,700  Illinois Central Corp.                                                                       849,013
              -------------------------------------------------------------------------------------  -------------
              UTILITIES--3.7%
              -------------------------------------------------------------------------------------
      24,500  BellSouth Corp.                                                                            1,791,562
              -------------------------------------------------------------------------------------
      31,100  Eastern Utilities Association                                                                754,175
              -------------------------------------------------------------------------------------
      29,850  Illinova Corp.                                                                               809,681
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      3,355,418
              -------------------------------------------------------------------------------------  -------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $75,622,131)                                         84,689,392
              -------------------------------------------------------------------------------------  -------------
(a) REPURCHASE AGREEMENT--4.6%
---------------------------------------------------------------------------------------------------
$  4,116,513  Nikko Securities Co. International, Inc., 6.45%, dated 9/29/1995, due
              10/2/1995 (at amortized cost)                                                              4,116,513
              -------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $79,738,644)(b)                                     $  88,805,905
              -------------------------------------------------------------------------------------  -------------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $79,738,644. The net unrealized appreciation of investments on a federal tax basis amounts to $9,067,261 which is comprised of $9,397,847 appreciation and $330,586 depreciation at September 30, 1995.

(c) Non-income producing security.

Note: The categories of investments are shown as a percentage of net assets
      ($89,853,293) at September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


THE VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS
     ---------------------------------------------------------------------------

          The U.S. Treasury market has performed extremely well this year due to sustained growth with little threat of inflation. The municipal bond market has also done well but has under performed the U.S. Treasury market due to concerns over the possibility of a flat tax. While we do not think that a flat tax will be imposed in its current format we will continue to invest conservatively and keep abreast of the situation.

          Assets remained stable throughout the quarter for The Virginia Municipal Bond Fund. The Fund's primary emphasis is to concentrate in higher coupon, premium bonds as opposed to lower coupon discounts. The Fund continues to gravitate toward a more equal weighting between General Obligation and Revenue bonds, concentrating in the 7-15 year range. The target average weighted maturity for the fund is approximately 10 years. We continue to emphasize AAA rated securities.


     THE VIRGINIA MUNICIPAL BOND FUND--Investment Shares
     ---------------------------------------------------------------------------

     GROWTH OF $10,000 INVESTED IN THE VIRGINIA MUNICIPAL BOND FUND--INVESTMENT
                                       SHARES

          The graph below illustrates the hypothetical investment of $10,000 in The Virginia Municipal Bond Fund (the "Fund") from October 24, 1990 (start of performance) to September 30, 1995, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

                               [GRAPH APPEARS HERE]

      AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1995
     1 Year...............................................................7.87%
     Start of Performance (10/24/90)......................................6.99%

     PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

       *Reflects operations of the Fund from the start of performance (10/24/90) through 9/30/95, on a cumulative basis.

      **Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

     ***Total return quoted reflects all applicable contingent deferred sales charges.

     The LBMBI IS not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


     THE VIRGINIA MUNICIPAL BOND FUND--Trust Shares
     ---------------------------------------------------------------------------

        GROWTH OF $10,000 INVESTED IN THE VIRGINIA MUNICIPAL BOND FUND--TRUST
                                       SHARES

          The graph below illustrates the hypothetical investment of $10,000 in The Virginia Municipal Bond Fund (the "Fund") from October 24, 1990 (start of performance) to September 30, 1995, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

                                [GRAPH APPEARS HERE]

        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1995
     1 Year..............................................................10.27%
     Start of Performance (10/24/90)......................................7.13%

     PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.
      *Reflects operations of the Fund from the start of performance (10/24/90) through 9/30/95, on a cumulative basis.

     **Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

      +The LBMBI IS not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.



THE VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                               CREDIT
   AMOUNT                                                                                RATING*       VALUE
------------  ------------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPALS SECURITIES--95.6%
--------------------------------------------------------------------------------------
$  1,000,000  Albermarle County, VA, IDA 5.75%, Refunding Revenue Bonds,
              (Martha-Jefferson Hospital)/(Callable 10/1/2003
              @ 102)/(Original Issue Yield: 5.85%), 10/1/2008                           A          $    1,010,600
              ------------------------------------------------------------------------
     900,000  Arlington County, VA, IDA 6.60%, Refunding Revenue Bonds, (Arlington
              Hospital)/(Series A)/(Callable 9/1/2001
              @ 102), 9/1/2004                                                          A-1             1,010,088
              ------------------------------------------------------------------------
     250,000  Arlington County, VA, Public Improvements, 6.00%, GO UT Bonds, (Callable
              12/1/2001 @ 102), 12/1/2005                                               AAA               270,130
              ------------------------------------------------------------------------
   3,000,000  Chesapeake Bay, VA, Bridge & Tunnel Commisson, 5.50% Revenue Bonds,
              (Callable 7/1/2005 @ 102)/(FGIC Insured),
              7/1/2006                                                                  AAA             3,098,130
              ------------------------------------------------------------------------
   1,000,000  Chesapeake, VA, 5.25%, GO UT Refunding Bonds,
              (Original Issue Yield: 5.35%), 12/1/2006                                  AA              1,021,980
              ------------------------------------------------------------------------
   1,360,000  Chesapeake, VA, Public Improvements, 5.70%, GO UT Bonds, (Callable
              8/1/2002 @ 102), 8/1/2007                                                 AA              1,424,980
              ------------------------------------------------------------------------
     320,000  Chesapeake, VA, Water & Sewer System Authority, 6.60%, Refunding Revenue
              Bonds, (Callable 7/1/2002 @ 102)/
              (Original Issue Yield: 6.70%), 7/1/2006                                   A+                349,929
              ------------------------------------------------------------------------
   1,500,000  Chesterfield County, VA, Public Improvements, 5.00%, GO UT Refunding
              Bonds, (Callable 3/1/2003 @ 101.5), 3/1/2006                              AA              1,508,895
              ------------------------------------------------------------------------
     300,000  Chesterfield County, VA, Public Improvements, 6.60%, GO UT Bonds,
              (Series B)/(Callable 1/1/2001 @ 102), 1/1/2003                            AAA               332,724
              ------------------------------------------------------------------------
     300,000  Chesterfield, VA, Water & Sewer System Authority, 6.10%, Refunding
              Revenue Bonds, (Callable
              11/1/2002 @ 102), 11/1/2004                                               AA                326,901
              ------------------------------------------------------------------------
   1,000,000  Covington Allegheny County, VA, IDA 6.20%, Pollution Control Revenue
              Bonds, (Westvaco Corp. Project)/(Callable 4/1/1996 @ 100), 4/1/2007       A-1             1,058,210
              ------------------------------------------------------------------------
   2,545,000  Danville, VA, IDA, 6.20% Revenue Bonds, (Danville Regional Medical
              Center)/(FGIC Insured), 10/1/2009                                         AAA             2,667,312
              ------------------------------------------------------------------------
     500,000  Danville, VA, Public Improvements, 6.20%, GO UT Bonds, (Callable
              5/1/2002 @ 102), 5/1/2006                                                 A                 534,980
              ------------------------------------------------------------------------
   1,140,000  Fairfax County, VA, 5.30%, Refunding Revenue Bonds, (Callable 11/15/2003
              @ 102)/(AMBAC Insured),
              11/15/2006                                                                AAA             1,158,684
              ------------------------------------------------------------------------
   7,905,000  Fairfax County, VA, 5.40%, GO UT Refunding Bonds, (Series A)/(Callable
              6/1/2002 @ 102)/(State Aid
              Withholding), 6/1/2006                                                    AAA             8,147,130
              ------------------------------------------------------------------------
   1,505,000  Fairfax County, VA, 5.40%, Refunding Revenue Bonds,
              (Callable 11/15/2003 @ 102)/(AMBAC Insured), 11/15/2007                   AAA             1,525,994
              ------------------------------------------------------------------------
   1,000,000  Fairfax County, VA, 6.00%, GO UT Refunding Bonds,
              (Series B)/(Callable 11/1/1999 @ 102)/(State Aid
              Withholding), 5/1/2008                                                    AAA             1,046,790
              ------------------------------------------------------------------------



THE VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                               CREDIT
   AMOUNT                                                                                RATING*       VALUE
------------  ------------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$  1,000,000  Hampton Roads, VA, Capital Improvements, 5.10%,
              Wastewater Refunding Revenue Bonds, (Callable 10/1/2003 @ 102)/(Original
              Issue Yield: 5.15%), 10/1/2008                                            AA         $      981,370
              ------------------------------------------------------------------------
     500,000  Hampton Roads, VA, Medical College, 6.50%, Refunding Revenue Bonds,
              (Series A)/(Callable 11/15/2001 @ 102)/
              (Original Issue Yield: 6.65%), 11/15/2005                                 A-                530,690
              ------------------------------------------------------------------------
   1,000,000  Hampton Roads, VA, Medical College, 6.30%, Refunding Revenue Bonds,
              (Series A)/(Callable 11/15/2001 @ 102)/ (Original Issue Yield: 6.40%),
              11/15/2002                                                                A-              1,058,640
              ------------------------------------------------------------------------
   1,000,000  Henrico County, VA, Public Improvements, 5.20%, GO UT Refunding Bonds,
              (Callable 1/15/2003 @ 102)/(Original Issue Yield: 5.30%), 1/15/2007       AAA             1,011,670
              ------------------------------------------------------------------------
   1,000,000  Henrico County, VA, Public Improvements, 5.20%, GO UT Refunding Bonds,
              (Callable 1/15/2003 @ 102)/(Original Issue Yield: 5.35%), 1/15/2008       AAA             1,002,110
              ------------------------------------------------------------------------
     500,000  James Madison University, VA, 5.375%, Refunding Revenue Bonds, (Callable
              6/1/2003 @ 102)/(AMBAC Insured)/
              (Original Issue Yield: 5.481%), 6/1/2009                                  AAA               499,240
              ------------------------------------------------------------------------
     500,000  Leesburg, VA, Sewer Improvements, 6.10%, Utility System Revenue Bonds,
              (Callable 7/1/2002 @ 102)/(MBIA Insured)/ (Original Issue Yield: 6.15%),
              7/1/2007                                                                  AAA               534,905
              ------------------------------------------------------------------------
   1,000,000  Loudoun County, VA, 5.50%, GO UT Refunding Bonds, (Callable 10/1/2003 @
              102)/(State Aid Withholding)/(Original Issue Yield: 5.649%), 10/1/2007    AA-             1,026,300
              ------------------------------------------------------------------------
     600,000  Loudoun County, VA, IDA 5.50%, Revenue Bonds, (Northern Virginia
              Criminal Justice)/(Callable 6/1/2003 @ 102)/(Original Issue Yield:
              5.829%), 6/1/2008                                                         AA                612,126
              ------------------------------------------------------------------------
   1,000,000  Lynchburg, VA, 5.00%, GO UT Refunding Bonds, (Callable 4/1/2003 @
              102)/(Original Issue Yield: 5.15%), 4/1/2004                              AA              1,017,320
              ------------------------------------------------------------------------
   1,850,000  Lynchburg, VA, 5.25%, GO UT Refunding Bonds, (Callable 4/1/2003 @
              102)/(Original Issue Yield: 5.45%), 4/1/2007                              AA              1,866,521
              ------------------------------------------------------------------------
     500,000  Lynchburg, VA, Public Improvements, 5.80%, GO UT Bonds, (Callable
              3/1/2001 @ 102), 3/1/2008                                                 AA                526,420
              ------------------------------------------------------------------------
     500,000  Lynchburg, VA, Public Improvements, 5.60%, GO UT Bonds, (Callable
              3/1/2001 @ 102), 3/1/2006                                                 AA                521,965
              ------------------------------------------------------------------------
     500,000  Manassas, VA, IDA 7.30% Refunding Revenue Bonds, (International Business
              Machines)/(Callable 5/1/2000 @ 102),
              5/1/2008                                                                  A3                549,600
              ------------------------------------------------------------------------
   1,500,000  Newport News, VA, 5.20%, GO UT Refunding Bonds,
              (Series C)/(Callable 6/1/2003 @ 102), 6/1/2008                            AA              1,482,075
              ------------------------------------------------------------------------
   1,500,000  Newport News, VA, 5.45%, GO UT Refunding Bonds,
              (Series B)/(Callable 11/1/2003 @ 102)/(State Aid
              Withholding), 11/1/2008                                                   AA-             1,516,155
              ------------------------------------------------------------------------
     500,000  Newport News, VA, 5.80%, GO UT Refunding Bonds, (Series B)/(Callable
              7/1/1999 @ 102)/(Original Issue Yield: 5.90%),
              7/1/2007                                                                  AA                519,010
              ------------------------------------------------------------------------



THE VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                               CREDIT
   AMOUNT                                                                                RATING*       VALUE
------------  ------------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$    725,000  Newport News, VA, 5.80%, GO UT Refunding Improvements Bonds, (Series
              B)/(Callable 7/1/1999 @ 102)/(Original Issue Yield: 5.90%), 7/1/2007      AA-        $      752,818
              ------------------------------------------------------------------------
   1,835,000  Newport News, VA, Water Utility Improvements, 6.10%,
              GO UT Bonds, (Series A)/(Callable 6/1/2002 @ 101.5),
              6/1/2008                                                                  AA              1,937,962
              ------------------------------------------------------------------------
   1,000,000  Norfolk, VA, IDA 6.20%, Refunding Revenue Bonds, (Daughter's
              Charity-DePaul Hospital), 12/1/2002                                       Aa              1,069,630
              ------------------------------------------------------------------------
     250,000  Norfolk, VA, IDA 6.60%, Revenue Bonds, (Children's
              Hospital King's Group)/(AMBAC Insured)/(Original Issue Yield: 6.70%),
              6/1/2002                                                                  AAA               275,560
              ------------------------------------------------------------------------
     250,000  Norfolk, VA, IDA 6.75%, Revenue Bonds, (Children's
              Hospital King's Group)/(AMBAC Insured)/(Original Issue Yield: 6.85%),
              6/1/2004                                                                  AAA               282,713
              ------------------------------------------------------------------------
   1,000,000  Norfolk, VA, Public Improvements, 5.25%, GO UT Refunding Bonds,
              (Callable 2/1/2003 @ 102)/(Original Issue Yield: 5.35%), 2/1/2006         AA              1,017,650
              ------------------------------------------------------------------------
   1,000,000  Norfolk, VA, Public Improvements, 5.25%, GO UT Refunding Bonds,
              (Callable 6/1/2004 @ 101)/(State Aid
              Withholding)/(Original Issue Yield: 5.35%), 6/1/2008                      AA                996,260
              ------------------------------------------------------------------------
     500,000  Norfolk, VA, Public Improvements, 6.00%, GO UT Refunding Bonds, (Series
              A)/(Callable 2/1/2001 @102)/
              (Original Issue Yield: 6.20%), 2/1/2008                                   AA                522,860
              ------------------------------------------------------------------------
   1,245,000  Norfolk, VA, Water Utility Improvements, 6.25% Revenue Bonds, (MBIA
              Insured), 11/1/2005                                                       AAA             1,370,172
              ------------------------------------------------------------------------
   1,000,000  Petersburg, VA, Hospital Authority, 5.90%, Refunding Revenue Bonds,
              (Southside Regional Medical Center), 7/1/2002                             A               1,027,890
              ------------------------------------------------------------------------
     300,000  Portsmouth, VA, 6.40%, GO UT Refunding Bonds, (Callable 11/1/2001 @
              102), 11/1/2003                                                           AA-               330,231
              ------------------------------------------------------------------------
   1,000,000  Prince William County, VA, 5.00%, GO UT Refunding Bonds, (Series
              C)/(Callable 8/1/2003 @ 102)/(State Aid
              Withholding)/(Original Issue Yield: 5.15%), 8/1/2007                      AA                985,880
              ------------------------------------------------------------------------
   1,000,000  Prince William County, VA, 5.10%, GO UT Refunding Bonds, (Series
              C)/(Callable 8/1/2003 @ 102)/(State Aid
              Withholding)/(Original Issue Yield: 5.20%), 8/1/2008                      AA                981,470
              ------------------------------------------------------------------------
   2,575,000  Richmond, VA, Metropolitan Authority, 6.00%, Refunding Revenue Bonds,
              (Series A)/(Callable 7/15/2002 @ 102)/(FGIC Insured), 7/15/2008           AAA             2,714,951
              ------------------------------------------------------------------------
     500,000  Richmond, VA, Metropolitan Authority, 6.05%, Refunding Revenue Bonds,
              (Series B)/(Callable 7/15/2002 @ 102)/(FGIC Insured)/(Original Issue
              Yield: 6.149%), 7/15/2005                                                 AAA               537,935
              ------------------------------------------------------------------------
     500,000  Richmond, VA, Public Improvements, 6.30%, GO UT Refunding Bonds,
              (Callable 1/15/2001 @ 102)/(Original Issue Yield: 6.40%), 1/15/2004       AA                541,210
              ------------------------------------------------------------------------
     625,000  Richmond, VA, Public Improvements, 6.40%, GO UT Refunding Bonds, (Series
              B)/(Callable 1/15/2001 @ 102)/ (Original Issue Yield: 6.50%), 1/15/2005   AA                676,344
              ------------------------------------------------------------------------



THE VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                               CREDIT
   AMOUNT                                                                                RATING*       VALUE
------------  ------------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$    250,000  Richmond, VA, Public Improvements, 6.60%, GO UT Refunding Bonds, (Series
              B)/(Callable 1/15/2001 @ 102)/ (Original Issue Yield: 6.70%), 1/15/2007   AA         $      270,043
              ------------------------------------------------------------------------
     600,000  Roanoke County, VA, Public Improvements, 5.55%, GO UT Refunding Bonds,
              (Callable 6/1/2003 @ 102)/(Original Issue Yield: 5.65%), 6/1/2008         AA                610,734
              ------------------------------------------------------------------------
     750,000  Roanoke, VA, Carilion Health System, IDA 6.90%, Refunding Revenue Bonds,
              (Roanoke Memorial Hospital Project)/
              (Original Issue Yield: 7.00%), 7/1/1999                                   A+                801,338
              ------------------------------------------------------------------------
   1,185,000  Roanoke, VA, IDA 6.00%, Refunding Revenue Bonds,
              (Roanoke Memorial Hospital)/(Series B)/(Callable 7/1/2002
              @ 102)/(Original Issue Yield: 6.10%), 7/1/2007                            A1              1,218,156
              ------------------------------------------------------------------------
   1,000,000  Roanoke, VA, Public Improvements, 4.70%, GO UT Bonds, (Callable 8/1/2004
              @ 102), 8/1/2005                                                          AA                972,300
              ------------------------------------------------------------------------
     900,000  Virginia Beach, VA, 6.00%, GO UT Refunding Bonds,
              (Callable 2/1/2002 @ 102)/(Original Issue Yield: 6.10%),
              2/1/2006                                                                  AA                961,947
              ------------------------------------------------------------------------
     295,000  Virginia Beach, VA, Development Authority, 6.30%,
              Revenue Bonds, (Sentara Bayside Hospital)/(Callable
              11/1/2001 @ 102)/(Original Issue Yield: 6.35%), 11/1/2004                 AA                317,252
              ------------------------------------------------------------------------
   1,325,000  Virginia Beach, VA, Public Improvements, 5.40%, GO UT Bonds, (Original
              Issue Yield: 5.45%)/(State Aid
              Withholding), 9/1/2002                                                    AA              1,386,374
              ------------------------------------------------------------------------
   1,000,000  Virginia Beach, VA, Public Improvements, 5.40%, GO UT Bonds, (Original
              Issue Yield: 5.50%), 9/1/2003                                             AA              1,045,810
              ------------------------------------------------------------------------
     500,000  Virginia Beach, VA, Public Improvements, 5.70%, GO UT Bonds, (Callable
              7/15/2002 @ 102), 7/15/2006                                               AA                523,890
              ------------------------------------------------------------------------
     500,000  Virginia Beach, VA, Public Improvements, 5.80%, GO UT Bonds, (Callable
              7/15/2002 @ 102), 7/15/2007                                               AA                523,065
              ------------------------------------------------------------------------
     665,000  Virginia Beach, VA, Public Improvements, 5.90%, GO UT Bonds, (Callable
              7/15/2002 @ 102), 7/15/2008                                               AA                694,593
              ------------------------------------------------------------------------
     350,000  Virginia Beach, VA, Public Improvements, 6.50%, GO UT Bonds, (Series
              C)/(Callable 8/1/2001 @ 102), 8/1/2005                                    AA                383,198
              ------------------------------------------------------------------------
     250,000  Virginia Beach, VA, Public Improvements, 6.90%, GO UT Bonds, (Series
              A)/(Prerefunded 6/1/2000 @ 102), 6/1/2004                                 AA                279,180
              ------------------------------------------------------------------------
   1,000,000  Virginia College Building Authority, VA, 5.50%, Refunding Revenue Bonds,
              (Hampton University Project)/(Callable
              4/1/2003 @ 102)/(Original Issue Yield: 5.60%), 4/1/2005                   A+              1,025,280
              ------------------------------------------------------------------------
   2,500,000  Virginia College Building Authority, VA, University &
              College Improvements, 5.55%, Revenue Bonds, (University of Richmond
              Project)/(Callable 11/1/2004 @ 100), 11/1/2019                            Aa              2,580,925
              ------------------------------------------------------------------------
     385,000  Virginia State HDA, 6.05%, Revenue Bonds, (Series F)/
              (Callable 11/1/2002 @ 102), 11/1/2006                                     AA                400,242
              ------------------------------------------------------------------------
     410,000  Virginia State HDA, 6.10%, Revenue Bonds, (Series F)/
              (Callable 11/1/2002 @ 102), 11/1/2007                                     AA                423,243
              ------------------------------------------------------------------------



THE VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                               CREDIT
   AMOUNT                                                                                RATING*       VALUE
------------  ------------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$    300,000  Virginia State Public Building Authority, 5.80%, Refunding Revenue
              Bonds, (Series A)/(Callable 8/1/2001 @ 101),
              8/1/2002                                                                  AA         $      321,006
              ------------------------------------------------------------------------
   3,480,000  Virginia State Public Building Authority, 6.00%, Refunding Revenue
              Bonds, (Series A)/(Callable 8/1/2001 @ 101),
              8/1/2003                                                                  AA              3,738,634
              ------------------------------------------------------------------------
   1,310,000  Virginia State Public Building Authority, Public Improvements, 5.25%,
              Refunding Revenue Bonds, (Series A)/
              (Callable 8/1/2003 @ 101)/(Original Issue Yield: 5.30%),
              8/1/2006                                                                  AA              1,336,135
              ------------------------------------------------------------------------
   1,500,000  Virginia State Public Building Authority, Public Improvements, 5.40%,
              Refunding Revenue Bonds, (Series A)/(Callable 8/1/2003 @ 101)/(Original
              Issue Yield: 5.45%), 8/1/2008                                             AA              1,516,995
              ------------------------------------------------------------------------
   3,000,000  Virginia State Public Building Authority, Public Improvements, 5.40%,
              Revenue Bonds, (Series C)/(Callable 8/1/2002 @ 101), 8/1/2005             AA              3,116,460
              ------------------------------------------------------------------------
     755,000  Virginia State Public Building Authority, Public Improvements, 5.60%,
              Revenue Bonds, (Series C)/(Callable 8/1/2002 @ 101)/(Original Issue
              Yield: 5.70%), 8/1/2007                                                   AA                780,172
              ------------------------------------------------------------------------
     360,000  Virginia State Public Building Authority, Public Improvements, 6.60%
              Revenue Bonds, (Series A)/(Callable 8/1/2001 @ 102)/(Original Issue
              Yield: 6.65%), 8/1/2004                                                   AA                398,668
              ------------------------------------------------------------------------
     600,000  Virginia State Public School Authority, 5.75%, Revenue Bonds, (Series
              B)/(Callable 1/1/2003 @ 102)/(State Aid Withholding), 1/1/2008            AA                622,602
              ------------------------------------------------------------------------
   1,550,000  Virginia State Public School Authority, School Improvements, 5.30%,
              Revenue Bonds, (Series A)/(Callable 1/1/2003 @ 102)/(State Aid
              Withholding), 1/1/2007                                                    AA              1,569,081
              ------------------------------------------------------------------------
     465,000  Virginia State Public School Authority, School Improvements, 5.90%,
              Revenue Bonds, (Callable 8/1/2002 @ 102)/
              (Original Issue Yield: 6.00%), 8/1/2006                                   AA                495,248
              ------------------------------------------------------------------------
     500,000  Virginia State Public School Authority, School Improvements, 6.00%,
              Revenue Bonds, (Series A)/(Callable 8/1/2004 @ 102)/(State Aid
              Withholding), 8/1/2005                                                    AA                543,505
              ------------------------------------------------------------------------
     300,000  Virginia State Resource Authority, Water & Sewer System, 5.85%,
              Refunding Revenue Bonds, (Frederick County-Lot 9)/ (Callable 10/1/2002 @
              102)/(Original Issue Yield: 5.95%),
              10/1/2006                                                                 AA                316,527
              ------------------------------------------------------------------------
   1,000,000  Virginia State Transportation Board Contract, 5.375%, Refunding Revenue
              Bonds, (U.S. Route 58 Corridor PG-A)/
              (Callable 5/15/2003 @ 102)/(Original Issue Yield: 5.50),
              5/15/2007                                                                 AA              1,017,600
              ------------------------------------------------------------------------
   2,030,000  Virginia State Transportation Board Contract, 6.00%, Refunding Revenue
              Bonds, (Northern Virginia Transportation District PG-A)/(Callable
              5/15/2004 @ 101)/(Original Issue Yield: 6.31%), 5/15/2008                 AA              2,148,816
              ------------------------------------------------------------------------



THE VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                CREDIT
 OR SHARES                                                                               RATING*       VALUE
------------  ------------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPALS SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$    600,000  Virginia State Transportation Board Contract, 6.00%, Refunding Revenue
              Bonds, (Route 28 Project)/(Callable
              4/1/2002 @ 102)/(Original Issue Yield: 6.20%), 4/1/2004                   AA         $      648,984
              ------------------------------------------------------------------------
     550,000  Virginia State Transportation Board Contract, 6.00%, Refunding Revenue
              Bonds, (Route 28 Project)/(Callable
              4/1/2002 @ 102)/(Original Issue Yield: 6.30%), 4/1/2005                   AA                591,701
              ------------------------------------------------------------------------
   1,800,000  Virginia State Transportation Board Contract, 6.00%, Refunding Revenue
              Bonds, (Route 28 Project)/(Callable
              4/1/2002 @ 102)/(Original Issue Yield: 6.40%), 4/1/2007                   AA              1,907,478
              ------------------------------------------------------------------------
   1,500,000  Virginia State Transportation Board Contract, Highway Improvements,
              5.10%, Revenue Bonds, (Northern Virginia Transportation District
              PG)/(Series C)/(Callable 5/15/2003
              @ 102)/(Original Isuue Yield: 5.228%), 5/15/2007                          AA              1,493,400
              ------------------------------------------------------------------------
   1,000,000  Virginia State, 5.10%, GO UT Bonds, (Series B)/(Callable
              12/1/2003 @ 102), 12/1/2007                                               AAA             1,008,620
              ------------------------------------------------------------------------
   1,000,000  Virginia State, 5.20%, GO UT Refunding Bonds, (Callable
              6/1/2003 @ 102)/(Original Issue Yield: 5.25%), 6/1/2008                   AAA             1,005,580
              ------------------------------------------------------------------------
     520,000  Virginia State, Public Improvements, 5.60%, GO UT Bonds, (Series
              A)/(Callable 6/1/2003 @ 102), 6/1/2007                                    AAA               545,282
              ------------------------------------------------------------------------
     500,000  Virginia State, Public Improvements, 5.70%, GO UT Bonds, (Series
              A)/(Callable 6/1/2003 @ 102), 6/1/2008                                    AAA               523,415
              ------------------------------------------------------------------------
     615,000  Virginia State, University & College Improvements, 5.75%, GO UT Revenue
              Bonds, (Higher Educational Institute)/ (Series D)/(Callable 6/1/2002 @
              102), 6/1/2008                                                            AAA               643,997
              ------------------------------------------------------------------------
   1,000,000  Virginia State, University & College Improvements, 6.50%, Revenue Bonds,
              (Higher Educational Institutions)/(Series A)/ (Prerefunded 6/1/1999 @
              102), 6/1/2006                                                            AAA             1,090,670
              ------------------------------------------------------------------------             --------------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
              (IDENTIFIED COST, $96,873,356)                                                           99,569,256
              ------------------------------------------------------------------------             --------------
MUTUAL FUND SHARES--2.8%
--------------------------------------------------------------------------------------
   2,728,108  Goldman, Sachs Institutional Tax Exempt                                              $    2,728,108
              ------------------------------------------------------------------------
     220,695  Municipal Fund for Temporary Investment                                                     220,695
              ------------------------------------------------------------------------             --------------
              TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                                             2,948,803
              ------------------------------------------------------------------------             --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $99,822,159)(a)                                   $  102,518,059
              ------------------------------------------------------------------------             --------------


(a) The cost of investments for federal tax purposes amounts to $99,822,159. The net unrealized appreciation of investments on a federal tax basis amounts to $2,695,900 which is comprised of $2,908,136 appreciation and $212,236 depreciation at September 30, 1995.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      (104,242,665) at September 30, 1995.


THE VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
HDA--Housing Development Authority
IDA--Industrial Development Authority
MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


THE MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
     MANAGEMENT DISCUSSION AND ANALYSIS
     ---------------------------------------------------------------------------

          The U.S. Treasury market has performed extremely well this year due to sustained growth with little threat of inflation. The municipal bond market has also done well but has under performed the U.S. Treasury market due to concerns over the possibility of a flat tax. While we do not think that a flat tax will be imposed in its current format we will continue to invest conservatively and keep abreast of the situation.

          Assets remained stable throughout the quarter for The Maryland Municipal Bond Fund. The Fund's primary emphasis is to concentrate in higher coupon, premium bonds as opposed to lower coupon discounts. The Fund continues to gravitate toward a more equal weighting between General Obligation and Revenue bonds, concentrating in the 7-15 year range. The target average weighted maturity for the fund is approximately 10 years. We continue to emphasize AAA rated securities.


THE MARYLAND MUNICIPAL BOND FUND--Investment Shares
--------------------------------------------------------------------------------

   GROWTH OF $10,000 INVESTED IN THE MARYLAND MUNICIPAL BOND FUND--INVESTMENT
                                     SHARES

     The graph below illustrates the hypothetical investment of $10,000 in The Maryland Municipal Bond Fund (the "Fund") from October 30, 1990 (start of performance) to September 30, 1995, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+


                             [GRAPH APPEARS HERE]
    AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1995
1 Year....................................................................7.77%
Start of Performance (10/30/90)...........................................6.58%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

  *Reflects operations of the Fund from the start of performance (10/30/90) through 9/30/95, on a cumulative basis.

 **Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

  +The LBMBI IS not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE MARYLAND MUNICIPAL BOND FUND--Trust Shares
--------------------------------------------------------------------------------

  GROWTH OF $10,000 INVESTED IN THE MARYLAND MUNICIPAL BOND FUND--TRUST SHARES

     The graph below illustrates the hypothetical investment of $10,000 in The Maryland Municipal Bond Fund (the "Fund") from October 30, 1990 (start of performance) to September 30, 1995, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+


                             [GRAPH APPEARS HERE]

    AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1995
1 Year...................................................................10.09%
Start of Performance (10/30/90)...........................................6.72%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects operations of the Fund from the start of performance (10/30/90) through 9/30/95, on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

 +The LBMBI IS not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE MARYLAND MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*       VALUE
------------  -------------------------------------------------------------------------  ---------  -------------
LONG-TERM MUNICIPALS--95.2%
---------------------------------------------------------------------------------------
$    555,000  Annapolis, MD, Public Improvement GO Bonds, 5.90%,
              7/15/2005                                                                  A+         $     594,594
              -------------------------------------------------------------------------
     485,000  Anne Arundel County, MD, Consolidated General
              Improvement GO Bonds, 6.10%, 8/1/2010                                      AA+              515,768
              -------------------------------------------------------------------------
     500,000  Anne Arundel County, MD, Consolidated General
              Improvement GO Bonds, 5,70%, 7/15/2003                                     AA+              536,660
              -------------------------------------------------------------------------
     500,000  Baltimore County, MD, 63rd Met District GO Bonds, 6.10%, 7/1/2006          Aaa              540,415
              -------------------------------------------------------------------------
     395,000  Baltimore County, MD, 63rd Met District GO Bonds, 5.80%, 7/1/2003          Aaa              424,791
              -------------------------------------------------------------------------
     850,000  Baltimore County, MD, 63rd Met District GO Bonds, 6.125%, 7/1/2007         Aaa              913,810
              -------------------------------------------------------------------------
     400,000  Baltimore County, MD, Revenue Authority, Refunding
              Revenue Bonds, 4.90%, 10/1/2008                                            Aa1              382,924
              -------------------------------------------------------------------------
   1,000,000  Baltimore County, MD, Revenue Authority, Refunding
              Revenue Bonds, 5.25%, 7/1/2008                                             A                998,990
              -------------------------------------------------------------------------
   1,000,000  Baltimore, MD, Consolidated Public Improvement GO Bonds, 5.375%, (Series
              A)/(AMBAC Insured), 10/15/2008                                             AAA              999,970
              -------------------------------------------------------------------------
     250,000  Baltimore, MD, Consolidated Public Improvement GO Bonds, 6.25%, (Series
              C)/(FGIC Insured), 10/15/2003                                              AAA              276,053
              -------------------------------------------------------------------------
     250,000  Baltimore, MD, Consolidated Public Improvement GO Bonds, 6.40%, (Series
              A)/(FGIC Insured), 10/15/2001                                              AAA              274,888
              -------------------------------------------------------------------------
     500,000  Baltimore, MD, Participation Certificates, 5.50%, (Series 1993b)(MBIA
              Insured), 4/1/2007                                                         AAA              510,005
              -------------------------------------------------------------------------
   1,700,000  Baltimore, MD, Public Facility Revenue Bonds, 6.50%,
              12/1/2010                                                                  AA-            1,840,182
              -------------------------------------------------------------------------
   1,000,000  Calvert County, MD, Public Improvement, Refunding
              Revenue Bonds, 4.875%, 7/15/2008                                           Aa               949,200
              -------------------------------------------------------------------------
     300,000  Frederick County, MD, GO Bonds, 5.55%, 7/1/2007                            AA-              308,877
              -------------------------------------------------------------------------
     355,000  Harford County, MD, GO Bonds, 5.70%, 9/1/2007                              AAA              385,743
              -------------------------------------------------------------------------
     395,000  Harford County, MD, GO Bonds, 5.70%, 9/1/2007
              (Prerefunded)                                                              AA-              411,799
              -------------------------------------------------------------------------
     500,000  Howard County, MD, GO Bonds, 5.75%, 5/15/2008                              AA+              516,460
              -------------------------------------------------------------------------
   1,350,000  Howard County, MD, Public Improvement, Refunding
              Revenue Bonds, 5.25%, (Series A), 8/15/2007                                AA+            1,362,339
              -------------------------------------------------------------------------
     375,000  Laurel, MD, Refunding Revenue Bonds, 6.60%, (Series A)/ (MBIA Insured),
              7/1/2003                                                                   AA+              416,674
              -------------------------------------------------------------------------
     500,000  Maryland National Capital Park & Planning Commission, GO Bonds, 6.10%,
              7/1/2006, (callable 7/1/2004)                                              AA               539,215
              -------------------------------------------------------------------------
   3,000,000  Maryland State & Local Facility, GO Bonds, 5.60%,
              3/15/2008 (callable 3/15/2007)                                             AAA            3,120,960
              -------------------------------------------------------------------------



THE MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*       VALUE
------------  -------------------------------------------------------------------------  ---------  -------------
LONG-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------------------
$    750,000  Maryland State Local & Local Facility, GO Bonds, 5.50%,
              2/1/2008 (callable 2/1/2007)                                               AAA        $     772,275
              -------------------------------------------------------------------------
     500,000  Maryland State Health & Higher Education, Revenue Bonds, 5.30%, (Suburban
              Hospital), 7/1/2006 (callable 7/1/2005)                                    AAA              507,565
              -------------------------------------------------------------------------
   1,000,000  Maryland State Health & Higher Education, Revenue Bonds, 5.30%, (Francis
              Scott Key Medical Center)/(FGIC Insured),
              7/1/2008 (callable 7/1/2005)                                               AAA              992,590
              -------------------------------------------------------------------------
     500,000  Maryland State Health & Higher Education, Revenue Bonds, 5.10%,
              (Northwest Hospital Center)/(AMBAC Insured),
              7/1/2008 (callable 7/1/2005)                                               AAA              472,155
              -------------------------------------------------------------------------
     500,000  Maryland State Transportation Authority, Refunding Revenue Bonds, 5.70%,
              7/1/2005                                                                   A+               528,300
              -------------------------------------------------------------------------
     400,000  Maryland State Transportation Authority, Refunding Revenue Bonds, ETM,
              6.625%, 7/1/2003 (callable 11/1/94)                                        AAA              431,720
              -------------------------------------------------------------------------
     850,000  Maryland State Transportation Authority, Refunding Revenue Bonds, 5.80%,
              7/1/2006                                                                   A+               900,159
              -------------------------------------------------------------------------
     250,000  Maryland State, Revenue Bonds, 6.50%, (Series 1), 7/15/2002                AAA              278,980
              -------------------------------------------------------------------------
     500,000  Maryland State, Revenue Bonds, 6.70%, (Series 2), 7/15/2001                AAA              558,210
              -------------------------------------------------------------------------
   1,020,000  Maryland Water Quality Revenue Financing Revolving Loan Fund, 6.30%
              (Series A), 9/1/2009                                                       AA             1,087,238
              -------------------------------------------------------------------------
     355,000  Montgomery County, MD, Housing Opportunity Revenue Bonds, Consolidated
              SFM, 7.125%, (Series C), 7/1/2006
              (callable 7/1/1999)                                                        Aa               371,263
              -------------------------------------------------------------------------
     520,000  Montgomery County, MD, Public Improvement, Refunding GO Bonds, 5.75%,
              (Series A), 7/1/2006                                                       AAA              557,466
              -------------------------------------------------------------------------
     700,000  Montgomery County, MD, Public Improvement, Refunding GO Bonds, 5.80%,
              (Series A), 7/1/2007                                                       AAA              749,259
              -------------------------------------------------------------------------
     250,000  Montgomery County, MD, Consolidated Public Improvement, Revenue Bonds,
              6.90%, (Series A), 4/1/2000                                                AAA              276,150
              -------------------------------------------------------------------------
   1,000,000  Ocean City, MD, GO Bonds, 5.50%, (MBIA Insured),
              3/15/2009 (callable 3/15/2006)                                             AAA            1,009,470
              -------------------------------------------------------------------------
     325,000  Ocean City, MD, Refunding GO Bonds, 6.00%, (MBIA Insured), 11/1/2003
              (Prerefunded)                                                              AAA              354,380
              -------------------------------------------------------------------------
   1,935,000  Prince Georges County, MD, IDA Hyattsville District Court Facility,
              Revenue Bonds, 6.00% (Series A), 7/1/2009                                  AA             2,036,665
              -------------------------------------------------------------------------
     560,000  Prince Georges County, MD, GO Bonds, 5.95%, (Maryland Local Government
              Trust), 8/1/2007 (callable 8/1/2004)                                       Aa               591,853
              -------------------------------------------------------------------------
     380,000  Prince Georges County, MD, Justice Center Parking Facility, Refunding
              Revenue Bonds, 6.10%, 5/1/2001                                             AA-              406,053
              -------------------------------------------------------------------------
     500,000  Prince Georges County, MD, Participation Certificates, 5.50%, (MBIA
              Insured), 3/15/2008                                                        AAA              507,720
              -------------------------------------------------------------------------
     750,000  Prince Georges County, MD, Participation Certificates, 5.90%, (MBIA
              Insured), 9/15/2009, (callable 9/15/2006)                                  AAA              777,555
              -------------------------------------------------------------------------
   1,425,000  Rockville, MD, Refunding Revenue GO Bonds, 4.90%,
              4/15/2007                                                                  AA+            1,390,615
              -------------------------------------------------------------------------



THE MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                 CREDIT
 OR SHARES                                                                                RATING*       VALUE
------------  -------------------------------------------------------------------------  ---------  -------------
LONG-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------------------
$  1,000,000  University, MD, Auxiliary Facility & Tuition Revenue, Refunding Revenue
              Bonds, 4.90%, (Series C), 10/1/2008
              (callable 10/1/2005)                                                       AA+        $     960,020
              -------------------------------------------------------------------------
   1,000,000  University, MD, Auxiliary Facility & Tuition Revenue, Refunding Revenue
              Bonds, 5.00%, (Series C), 10/1/2009
              (callable 10/1/2005)                                                       AA+              976,390
              -------------------------------------------------------------------------
     500,000  University, MD, Auxiliary Facility & Tuition Revenue Bonds, 6.30%,
              (Series A), 2/1/2008 (callable 2/1/2003)                                   AA+              533,880
              -------------------------------------------------------------------------
     500,000  University, MD, Auxiliary Facility & Tuition Revenue Bonds, 6.40%,
              (Series B), 4/1/2006 (Prerefunded)                                         AAA              560,650
              -------------------------------------------------------------------------
     500,000  University, MD, Auxiliary Facility & Tuition Revenue Bonds, 5.30%,
              (Series A), 4/1/2007 (callable 2/1/2005)                                   AA+              506,325
              -------------------------------------------------------------------------
     475,000  Washington County, MD, Public Improvement, 5.80%,
              1/1/2008 (callable 1/1/2005)                                               A+               498,351
              -------------------------------------------------------------------------
     400,000  Washington County, MD, Public Improvement, Refunding Revenue Bonds,
              5.25%, (FGIC Insured), 1/1/2007 (callable
              1/1/2005)                                                                  AAA              403,468
              -------------------------------------------------------------------------
   1,000,000  Washington Suburban Sanitation District MD, Refunding Revenue Bonds,
              5.25%, (Series F), (FGIC Insured), 1/1/2007                                AAA            1,008,670
              -------------------------------------------------------------------------
     500,000  Washington Suburban Sanitation District MD, Special Assessment Revenue
              Bonds, 6.00%, 6/1/2005 (callable
              6/1/2004)                                                                  AA               540,560
              -------------------------------------------------------------------------
     750,000  Washington Suburban Sanitation District MD, Special Assessment Revenue
              Bonds, 6.00%, 6/1/2005                                                     AA               809,948
              -------------------------------------------------------------------------
     400,000  Washington Suburban Sanitation District MD, Refunding Revenue Bonds,
              6.1%, (Series F)/(FGIC Insured), 6/1/2007                                  AAA              431,365
              -------------------------------------------------------------------------             -------------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
              (IDENTIFIED COST $38,661,238)                                                            39,607,585
              -------------------------------------------------------------------------             -------------
MUTUAL FUND SHARES--4.0%
---------------------------------------------------------------------------------------
     998,679  Goldman Sachs Institutional Tax Exempt                                                      998,679
              -------------------------------------------------------------------------
     679,827  Municipal Fund for Temporary Investment                                                     679,827
              -------------------------------------------------------------------------             -------------
              TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                                             1,678,506
              -------------------------------------------------------------------------             -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $40,339,744)(a)                                    $  41,286,091
              -------------------------------------------------------------------------             -------------


(a) The cost of investments for federal tax purposes amounts to $40,339,744. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $946,347 which is comprised of $1,129,037 appreciation and $182,690 depreciation at September 30, 1995.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($41,619,998) at September 30, 1995.


THE MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
ETM--Escrowed to Maturity
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
IDA--Industrial Development Authority
MBIA--Municipal Bond Investors Assurance
SFM--Single Family Mortgage

(See Notes which are an integral part of the Financial Statements)


THE TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  ---------------------------------------------------------------------------------  --------------
U.S. TREASURY NOTES--46.6%
-------------------------------------------------------------------------------------------------
$  115,000,000  3.875%-9.50%, 10/15/1995-7/15/1996                                                 $  115,521,383
                ---------------------------------------------------------------------------------  --------------
(a) REPURCHASE AGREEMENTS--53.1%
-------------------------------------------------------------------------------------------------
    10,000,000  *Bear, Stearns & Co., Inc., 5.75%, dated 9/27/1995, due 10/4/1995                      10,000,000
                ---------------------------------------------------------------------------------
    10,000,000  Merrill Lynch, Pierce, Fenner & Smith Co., Inc., 5.70%, dated
                9/29/1995, due 10/2/1995                                                               10,000,000
                ---------------------------------------------------------------------------------
    55,000,000  Nationsbank, 6.40%, dated 9/29/1995, due 10/2/1995                                     55,000,000
                ---------------------------------------------------------------------------------
    24,000,000  Nikko Securities Co. International, Inc., 6.45%, dated 9/29/1995, due 10/2/1995        24,000,000
                ---------------------------------------------------------------------------------
    32,747,139  Prudential Securities, Inc., 6.25%, dated 9/29/1995, due 10/2/1995                     32,747,139
                ---------------------------------------------------------------------------------  --------------
                TOTAL REPURCHASE AGREEMENTS                                                           131,747,139
                ---------------------------------------------------------------------------------  --------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(b)                                           $  247,268,522
                ---------------------------------------------------------------------------------  --------------


(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

  * Although final maturity falls beyond seven days, a liquidity feature is included in the transaction to permit termination of the repurchase agreement.

Note: The categories of investments are shown as a percentage of net assets
      ($248,019,243) at September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


THE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
*COMMERCIAL PAPER--30.8%
-------------------------------------------------------------------------------------------------
               AEROSPACE--1.9%
               ----------------------------------------------------------------------------------
$   4,000,000  Rockwell International Corp., 5.68%, 11/14/1995                                     $    3,972,231
               ----------------------------------------------------------------------------------  --------------
               BANKING-FINANCE--5.5%
               ----------------------------------------------------------------------------------
   10,000,000  Banc One Funding Corp., 5.68%-5.70%, 10/31/1995-11/30/1995                               9,929,340
               ----------------------------------------------------------------------------------
    2,000,000  CIT Group Holdings, 5.60%, 10/06/1995                                                    1,998,444
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   11,927,784
               ----------------------------------------------------------------------------------  --------------
               ELECTRONICS--3.2%
               ----------------------------------------------------------------------------------
    7,000,000  Hewlett Packard Co, 5.55%-5.66%, 10/17/1995-01/02/1996                                   6,923,281
               ----------------------------------------------------------------------------------  --------------
               FINANCIAL SERVICES--12.7%
               ----------------------------------------------------------------------------------
    9,000,000  American Express Co., 5.51%-5.65%, 12/01/1995-01/29/1996                                 8,871,249
               ----------------------------------------------------------------------------------
    8,000,000  Corestates Discount, 5.66%, 11/17/1995                                                   7,940,884
               ----------------------------------------------------------------------------------
    2,200,000  General Electric Capital Corp., 5.50%-5.60%, 01/26/1996                                  2,160,350
               ----------------------------------------------------------------------------------
    8,500,000  Transamerica Finance Corp., 5.38%-6.07%, 11/13/1995-04/04/1996                           8,339,909
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   27,312,392
               ----------------------------------------------------------------------------------  --------------
               FOOD--0.6%
               ----------------------------------------------------------------------------------
    1,300,000  Campbell Soup Co., 5.51%, 02/02/1996                                                     1,275,327
               ----------------------------------------------------------------------------------  --------------
               PHARMACEUTICALS--2.8%
               ----------------------------------------------------------------------------------
    6,200,000  Schering Plough Corp., 5.57%, 01/11/1996                                                 6,102,154
               ----------------------------------------------------------------------------------  --------------
               RESTAURANT/FOOD SERVICE--0.9%
               ----------------------------------------------------------------------------------
    2,000,000  Philip Morris Cos., Inc., 5.72%, 10/02/1995                                              1,999,682
               ----------------------------------------------------------------------------------  --------------
               SECURITIES--3.2%
               ----------------------------------------------------------------------------------
    7,000,000  Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.65%-5.70%, 12/04/ 1995-12/07/1995         6,927,539
               ----------------------------------------------------------------------------------  --------------
               TOTAL COMMERCIAL PAPER                                                                  66,440,390
               ----------------------------------------------------------------------------------  --------------
CORPORATE NOTES--18.9%
-------------------------------------------------------------------------------------------------
               BANKING-FINANCE--1.8%
               ----------------------------------------------------------------------------------
    1,000,000  Associates Corp. of North America, 8.375%, 06/01/1996                                    1,016,200
               ----------------------------------------------------------------------------------
    3,000,000  CIT Group Holdings, Inc., 8.75%, 02/15/1996                                              3,029,025
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    4,045,225
               ----------------------------------------------------------------------------------  --------------
               FINANCE-AUTOMOTIVE--3.6%
               ----------------------------------------------------------------------------------
    6,000,000  Ford Motor Credit Co., 8.25%-8.875%, 5/15/1996-08/01/1996                                6,112,973
               ----------------------------------------------------------------------------------
    1,650,000  Ford Motor Credit Co., Medium Term Note, 6.35%, 12/11/1995                               1,649,719
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    7,762,692
               ----------------------------------------------------------------------------------  --------------
               FINANCE-CONSUMER LOAN--0.7%
               ----------------------------------------------------------------------------------
    1,500,000  Commercial Credit Group, Inc., 8.00%, 09/01/1996                                         1,528,271
               ----------------------------------------------------------------------------------  --------------



THE MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
CORPORATE NOTES--CONTINUED
-------------------------------------------------------------------------------------------------
               FINANCE-RECEIVABLES--0.6%
               ----------------------------------------------------------------------------------
$   1,200,000  Xerox Credit Corp., 8.75%, 11/01/1995                                               $    1,202,520
               ----------------------------------------------------------------------------------  --------------
               FINANCIAL SERVICES--3.7%
               ----------------------------------------------------------------------------------
    3,000,000  John Deere Capital Corp., 4.625%, 09/02/1996                                             2,966,210
               ----------------------------------------------------------------------------------
    3,200,000  Norwest Financial Inc., Medium Term Note, 8.75%, 04/10/1996                              3,247,038
               ----------------------------------------------------------------------------------
    1,650,000  Transamerica Finance Corp., 5.85%, 07/15/1996                                            1,648,020
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    7,861,268
               ----------------------------------------------------------------------------------  --------------
               FOOD--0.4%
               ----------------------------------------------------------------------------------
    1,000,000  General Mills, Inc., 9.05%, 10/10/1995                                                   1,000,708
               ----------------------------------------------------------------------------------  --------------
               OIL/GAS--1.0%
               ----------------------------------------------------------------------------------
    2,000,000  Exxon Capital Corp., 8.00%, 12/01/1995                                                   2,006,076
               ----------------------------------------------------------------------------------
      155,000  Mobil Oil, 6.75%, 10/01/1995                                                               155,000
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    2,161,076
               ----------------------------------------------------------------------------------  --------------
               RESTAURANT/FOOD SERVICE--4.9%
               ----------------------------------------------------------------------------------
    5,000,000  PepsiCo, Inc., 7.875%, 08/15/1996                                                        5,078,406
               ----------------------------------------------------------------------------------
    2,000,000  Philip Morris Cos., 9.40%, 10/01/1995                                                    2,000,000
               ----------------------------------------------------------------------------------
    3,365,000  Philip Morris Cos., Inc., Medium Term Notes, 9.10%-9.25%,
               11/14/1995-11/15/1995                                                                    3,375,616
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   10,454,022
               ----------------------------------------------------------------------------------  --------------
               SECURITIES--1.7%
               ----------------------------------------------------------------------------------
    3,600,000  Merrill Lynch, Pierce, Fenner & Smith, Inc., 4.75%-5.25%,
               10/30/1995-06/24/1996                                                                    3,575,829
               ----------------------------------------------------------------------------------  --------------
               OTHER--0.5%
               ----------------------------------------------------------------------------------
    1,000,000  Vepco, Medium Term Note, 9.45%, 05/20/1996                                               1,021,560
               ----------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE NOTES                                                                   40,613,171
               ----------------------------------------------------------------------------------  --------------
GOVERNMENT AGENCIES--37.3%
-------------------------------------------------------------------------------------------------
    4,000,000  Federal Farm Credit Bank, 5.635%-7.21%, 01/02/1996-02/26/1996*                           4,003,211
               ----------------------------------------------------------------------------------
   11,000,000  Federal Home Loan Bank, 5.48%-9.50%, 12/21/95-08/16/1996**                              10,998,436
               ----------------------------------------------------------------------------------
    7,000,000  Federal Home Loan Mortgage Corp., 5.60%-7.24%, 11/20/1995-
               02/05/1996                                                                               6,970,620
               ----------------------------------------------------------------------------------
    3,100,000  Federal National Mortgage Association, 5.72%-6.17%, 10/16/1995-
               12/14/1995*                                                                              3,098,191
               ----------------------------------------------------------------------------------
   55,250,000  Student Loan Marketing Association, 5.48%-5.72%, 10/21/1995-
               12/28/1995**                                                                            55,298,910
               ----------------------------------------------------------------------------------  --------------
               TOTAL GOVERNMENT AGENCIES                                                               80,369,368
               ----------------------------------------------------------------------------------  --------------



THE MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
(a)REPURCHASE AGREEMENTS--14.2%
-------------------------------------------------------------------------------------------------
$  20,000,000  Nikko Securities Co. International Inc., 6.45%, dated 09/29/1995,
               due 10/02/1995                                                                      $   20,000,000
               ----------------------------------------------------------------------------------
   10,564,985  Prudential Securities, Inc., 6.25%, dated 9/29/1995, due 10/02/1995                     10,564,985
               ----------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                             30,564,985
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST) (b)                                           $  217,987,914
               ----------------------------------------------------------------------------------  --------------
                                                                                                   --------------


(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

  * Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

 ** Current rate and next reset date shown.

Note: The categories of investments are shown as a percentage of net assets
      ($215,574,313) at September 30, 1995.

(See Notes which are an integral part of the Financial Statements)



THE TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                RATING*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
SHORT-TERM MUNICIPAL SECURITIES--92.7%
--------------------------------------------------------------------------------------
              ARIZONA--11.8%
              ------------------------------------------------------------------------
$  7,100,000  Arizona Health Facilities Authority, Revenue Bonds, Weekly VRDNs (FGIC
              Insured)                                                                  AAA         $   7,100,000
              ------------------------------------------------------------------------
   2,500,000  Salt River Project, AZ, Improvement & Power Electric System Revenue
              Bonds, 7.00%, 1/1/1996 @102, (Prerefunded)                                AA              2,566,196
              ------------------------------------------------------------------------              -------------
              Total                                                                                     9,666,196
              ------------------------------------------------------------------------              -------------
              FLORIDA--5.0%
              ------------------------------------------------------------------------
   3,000,000  Orlando, FL Utilities Commission, Water & Electric Refunding Revenue
              Bonds, 8.50%, 10/1/1995 (Prerefunded)                                     AAA             3,060,000
              ------------------------------------------------------------------------
   1,050,000  Volusia County, FL HFA, Weekly VRDNs (Sun Pointe Apts.)/(Citibank, NY
              LOC)                                                                      A-1             1,050,000
              ------------------------------------------------------------------------              -------------
              Total                                                                                     4,110,000
              ------------------------------------------------------------------------              -------------
              GEORGIA--1.4%
              ------------------------------------------------------------------------
   1,170,000  DeKalb County, GA, Development Authority IDR, Weekly VRDNs (Weyerhauser
              Co.)/(First National Bank, Atlanta LOC)                                   A-1+            1,170,000
              ------------------------------------------------------------------------              -------------
              ILLINOIS--6.2%
              ------------------------------------------------------------------------
   1,270,000  Chicago, IL, GO Bonds Tender Notes (Series A), 4.60% (Morgan Guaranty
              Trust LOC), 10/31/1995                                                    MIG1            1,270,000
              ------------------------------------------------------------------------
   3,800,000  Illinois Health Facilities Authority, Revenue Bonds (Series E), Weekly
              VRDNs (Hospital Sisters Service)/(MBIA Insured)/(Morgan Guaranty Trust
              SPA)                                                                      AAA             3,800,000
              ------------------------------------------------------------------------              -------------
              Total                                                                                     5,070,000
              ------------------------------------------------------------------------              -------------
              INDIANA--2.4%
              ------------------------------------------------------------------------
   2,000,000  Logansport, IN EDR, Weekly VRDNs (Modine Manufacturing Co. Project)       NR              2,000,000
              ------------------------------------------------------------------------              -------------
              MARYLAND--5.6%
              ------------------------------------------------------------------------
   1,120,000  Howard County, MD, GO Bonds (Series A), 4.75% (Cons Public Improvement),
              2/15/1996                                                                 AAA             1,122,207
              ------------------------------------------------------------------------
   3,500,000  Maryland State Health & Higher Educational Facilities Authority, Revenue
              Bonds, Weekly VRDNs (Mercy Medical Center)                                A               3,500,000
              ------------------------------------------------------------------------              -------------
              Total                                                                                     4,622,207
              ------------------------------------------------------------------------              -------------
              NEW MEXICO--3.0%
              ------------------------------------------------------------------------
   2,500,000  Albuquerque, NM, GO UT Bonds (Series A), 5.20%, 7/1/1996                  AA              2,528,208
              ------------------------------------------------------------------------              -------------
              MINNESOTA--6.3%
              ------------------------------------------------------------------------
   5,000,000  Southern Minnesota Municipal Power Agency, Power Supply System Revenue
              Bonds (Series C), 7.125%, 1/1/1996 @102, (Prerefunded)                    AAA             5,135,549
              ------------------------------------------------------------------------              -------------



THE TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                RATING*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
              MISSOURI--5.5%
              ------------------------------------------------------------------------
$  4,500,000  Missouri State Health & Educational Facility, Revenue Bonds (Series C),
              Weekly VRDNs (MBIA Insured)                                               Aaa         $   4,500,000
              ------------------------------------------------------------------------              -------------
              NORTH CAROLINA--10.0%
              ------------------------------------------------------------------------
     450,000  North Carolina Municipal Power Agency, Refunding Revenue Bonds (Series
              B), 8.50%, 1/1/1996 @102,
              (Prerefunded)                                                             AAA               463,378
              ------------------------------------------------------------------------
   2,395,000  North Carolina Municipal Power Agency, Refunding
              Revenue Bonds, 9.00%, 1/1/1996 @102, (Prerefunded)                        AAA             2,470,103
              ------------------------------------------------------------------------
   5,200,000  Winston Salem, NC, Single Family Mortgage Revenue Bonds, 8.00%,
              10/6/1995                                                                 A1              5,200,000
              ------------------------------------------------------------------------              -------------
              Total                                                                                     8,133,481
              ------------------------------------------------------------------------              -------------
              PENNSYLVANIA--5.5%
              ------------------------------------------------------------------------
   4,500,000  Montgomery County, PA, IDA Revenue Bonds, Weekly VRDNs (Plymouth Woods
              Project)/(Provident National Bank LOC)                                    NR              4,500,000
              ------------------------------------------------------------------------              -------------
              SOUTH CAROLINA--9.4%
              ------------------------------------------------------------------------
   1,000,000  Anderson County, SC, IDR Weekly VRDNs (Belton Industries,
              Inc.)/(Nationsbank of North Carolina LOC)                                 NR              1,000,000
              ------------------------------------------------------------------------
   1,205,000  Columbia, SC, Refunding Bonds Tax Increment, 4.50% (MBIA Insured),
              12/1/1995                                                                 AAA             1,205,000
              ------------------------------------------------------------------------
   4,410,000  Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds,
              8.00%, 1/1/1996 @101.5%, (Prerefunded)                                    AAA             4,524,876
              ------------------------------------------------------------------------
   1,000,000  Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds,
              7.00%, 1/1/1996 @100, (Prerefunded)                                       A-              1,006,302
              ------------------------------------------------------------------------              -------------
              Total                                                                                     7,736,178
              ------------------------------------------------------------------------              -------------
              TENNESSEE--4.3%
              ------------------------------------------------------------------------
   3,000,000  Greenville, TN, IDB Weekly VRDNs (PNC Bank LOC)                           AA3             3,000,000
              ------------------------------------------------------------------------
     500,000  Memphis, TN, Electric System Revenue Bonds, 7.875%,
              1/1/1996 @102.5, (Prerefunded)                                            AAA               516,709
              ------------------------------------------------------------------------              -------------
              Total                                                                                     3,516,709
              ------------------------------------------------------------------------              -------------
              TEXAS--5.8%
              ------------------------------------------------------------------------
   4,750,000  Lower Neches Valley Authority, TX, Refunding Revenue Bonds, 4.45%
              (Chevron USA, Inc. Project), 2/15/1996                                    AA              4,750,000
              ------------------------------------------------------------------------              -------------
              VIRGINIA--10.5%
              ------------------------------------------------------------------------
   1,000,000  Loudoun County, VA, IDA Weekly VRDNs (Indian Creek Association)           NR              1,000,000
              ------------------------------------------------------------------------
   1,351,000  Newport News, VA, Public Housing Authority, Weekly VRDNs (Multi-Family
              Housing)/(Courthouse Acres Association)                                   NR              1,351,000
              ------------------------------------------------------------------------
   1,344,000  Pulaski County, VA, IDA Revenue Bonds (Series B), Weekly VRDNs (Pulaski
              Furniture)                                                                NR              1,344,000
              ------------------------------------------------------------------------



THE TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                RATING*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
              VIRGINIA--CONTINUED
              ------------------------------------------------------------------------
$  1,560,000  Suffolk, VA, Redevelopment & Housing Authority, Multi-Family Housing
              Revenue Bonds, Weekly VRDNs (Windsor Fieldstone)                          NR          $   1,560,000
              ------------------------------------------------------------------------
   2,939,000  Virginia Beach, VA, Development Authority Revenue, Weekly VRDNs
              (Industrial Development NOA Project)                                      NR              2,939,000
              ------------------------------------------------------------------------
     400,000  Virginia College Building Authority, Refunding Revenue Bonds, 5.20%
              (Equipment Leasing Program), 10/1/1995                                    AA                400,000
              ------------------------------------------------------------------------              -------------
              Total                                                                                     8,594,000
              ------------------------------------------------------------------------              -------------
              TOTAL SHORT-TERM MUNICIPALS                                                              76,032,528
              ------------------------------------------------------------------------              -------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(a)                                              $  76,032,528
              ------------------------------------------------------------------------              -------------


(a) Also represents cost for federal tax purposes.

 * Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($81,977,460) at September 30, 1995.

The following acronym(s) are used throughout this portfolio:

EDR--Economic Development Revenue
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IDB--Industrial Development Bond
IDR--Industrial Development Revenue
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
SPA--Standby Purchase Agreement
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
(FORMERLY, THE MEDALIST FUNDS)
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                               THE U.S.                                      THE VIRGINIA   THE MARYLAND
                                              GOVERNMENT     THE STRATEGIC                    MUNICIPAL      MUNICIPAL
                                            SECURITIES FUND   STOCK FUND    THE STOCK FUND    BOND FUND      BOND FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value          $ 212,205,955    $79,202,241     $88,805,905    1$02,518,059   $ 41,286,091
Cash                                              --                  803          10,220         --             --
Income receivable                                4,612,815          6,773         145,241      1,581,490         561,743
Receivable for shares sold                       1,031,139         33,834         286,298         70,021           9,258
Receivable for investments sold                   --              --            3,599,760      3,086,518         --
-------------------------------------------------------------------------------------------------------------------------
    Total assets                               217,849,909     79,243,651      92,847,424    107,256,088      41,857,092
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares redeemed                        295,407        827,691          82,163         55,552          24,462
Payable for investments purchased                 --              --            2,805,536      2,648,746         --
Income distribution payable                      1,164,462        --              --             171,817         137,278
Payable to adviser                                --              --              --              --             --
Payable to bank                                   --              --              --              --             --
Accrued expenses                                   177,165         27,923         106,432        137,308          75,354
-------------------------------------------------------------------------------------------------------------------------
    Total liabilities                            1,637,034        855,614       2,994,131      3,013,423         237,094
-------------------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                         $ 216,212,875    $78,388,037     $89,853,293    1$04,242,665   $ 41,619,998
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital                              $ 228,775,970    $66,476,555     $73,597,501    1$03,083,957   $ 41,373,993
Net unrealized appreciation (depreciation)
  of investments                                (1,504,262)     5,153,715       9,067,261      2,695,900         946,347
Accumulated net realized gain (loss) on
  investments                                   (8,207,295)     6,734,053       7,080,902     (1,364,455)       (639,922)
Accumulated distributions in excess of net
  realized gain on investments                  (2,897,104)       --              --            (172,737)        (61,419)
Undistributed net investment income                 45,566         23,714         107,629         --                 999
-------------------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                         $ 216,212,875    $78,388,037     $89,853,293    1$04,242,665   $ 41,619,998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, and Offering Price Per
  Share: (Net Assets/Shares Outstanding)
  Trust Shares                                      $10.13        --               $13.70         $10.81          $10.69
  Investment Shares                                 $10.13         $12.03          $13.70         $10.81          $10.69
-------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
  Investment Shares*                                 $9.93 **       $11.79 **        $13.43  **      $10.59 **        $10.48 **
-------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
  Trust Shares                                  10,006,598        --            3,310,403      3,114,671         885,591
  Investment Shares                             11,328,043      6,518,730       3,249,476      6,525,602       3,008,082
-------------------------------------------------------------------------------------------------------------------------
Total Shares Outstanding                        21,334,641      6,518,730       6,559,879      9,640,273       3,893,673
-------------------------------------------------------------------------------------------------------------------------
Investments, at identified cost             $  213,710,217   $ 74,048,526   $  79,738,644    $99,822,159   $  40,339,744
-------------------------------------------------------------------------------------------------------------------------
Investments, at tax cost                    $  213,710,217   $ 74,048,526   $  79,738,644    $99,822,159   $  40,339,744
-------------------------------------------------------------------------------------------------------------------------


 *See "Redeeming Shares" in the prospectus.

**Computation of redemption proceeds per share: 98/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
(FORMERLY, THE MEDALIST FUNDS)
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                           THE TREASURY            THE             THE TAX-FREE
                                                           MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                               FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
Repurchase agreements, at amortized cost                 $    131,747,139    $     30,564,985     $           --
Investments in securities, at value                           115,521,383         187,422,929         76,032,528
Income receivable                                               2,577,248           1,400,874            883,437
Receivable for shares sold                                      --                      6,428              7,448
Receivable for investments sold                                 --                  --                 5,400,000
Deferred expenses                                               --                  --                     7,569
------------------------------------------------------------------------------------------------------------------
     Total assets                                             249,845,770         219,395,216         82,330,982
------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares redeemed                                     --                     22,162             16,053
Payable for investments purchased                               --                  2,977,772           --
Income distribution payable                                     1,564,680             694,792            216,229
Payable to adviser                                                137,806           --                  --
Payable to bank                                                 --                         28             74,850
Accrued expenses                                                  124,041             126,149             46,390
------------------------------------------------------------------------------------------------------------------
     Total liabilities                                          1,826,527           3,820,903            353,522
------------------------------------------------------------------------------------------------------------------
     TOTAL NET ASSETS                                    $    248,019,243    $    215,574,313     $   81,977,460
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, Offering Price and Redemption
  Proceeds Per Share:
  (Net Assets/Shares Outstanding)
  Trust Shares                                                      $1.00               $1.00          --
  Investment Shares                                                 $1.00               $1.00              $1.00
------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
  Trust Shares                                                208,656,142         173,760,819          --
  Investment Shares                                            39,363,101          41,813,494         81,977,460
------------------------------------------------------------------------------------------------------------------
Total Shares Outstanding                                      248,019,243         215,574,313         81,977,460
------------------------------------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
(FORMERLY, THE MEDALIST FUNDS)
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                    THE U.S.                                 THE VIRGINIA   THE MARYLAND
                                                   GOVERNMENT     THE STRATEGIC  THE STOCK    MUNICIPAL      MUNICIPAL
                                                 SECURITIES FUND   STOCK FUND*      FUND      BOND FUND      BOND FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                           $15,685,511     $   176,530   $  258,149   $5,673,654     $2,309,623
Dividends                                              --              160,750    1,442,419       --             --
-------------------------------------------------------------------------------------------------------------------------
    Total investment income                         15,685,511         337,280    1,700,568    5,673,654      2,309,623
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                              1,581,364         374,393      678,512      775,247        316,194
Directors'/Trustees' fees                                3,099           2,430        2,214        2,002          2,361
Administrative personnel and services fee              226,246          85,069       97,229      110,908         45,246
Custodian fees                                          56,742          34,501       47,305       39,873         23,070
Transfer and dividend disbursing agent fees and
  expenses                                             133,056           5,928       93,183       71,207         58,989
Share registration costs                                31,460               0       22,401       27,261         28,484
Auditing fees                                           20,723               0       17,738       17,245         17,063
Legal fees                                               9,039           5,345        3,409        9,401         10,030
Printing and postage                                    21,324          10,689       18,638       19,515         16,561
Portfolio accounting fees                               80,279          27,844       61,337       91,004         75,510
Insurance premiums                                       7,914           4,032        6,430        6,553          6,258
Distribution services fee                              268,621               0       80,046      174,523         80,136
Miscellaneous                                           13,436             971        8,756        7,572          5,231
-------------------------------------------------------------------------------------------------------------------------
    Total expenses                                   2,453,303         551,202    1,137,198    1,352,311        685,133
Deduct--
Waiver of investment advisory fee                      589,885         374,393      189,983      227,301        187,476
Reimbursement of other operating expenses by
  adviser                                              --               12,076       --           --             --
-------------------------------------------------------------------------------------------------------------------------
    Total waivers and reimbursements                   589,885         386,469      189,983      227,301        187,476
-------------------------------------------------------------------------------------------------------------------------
        Net expenses                                 1,863,418         164,733      947,215    1,125,010        497,657
-------------------------------------------------------------------------------------------------------------------------
            Net investment income                   13,822,093         172,547      753,353    4,548,644      1,811,966
-------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on investments             (1,378,821)      6,734,053    7,288,596   (1,364,455)      (681,620)
Net change in unrealized appreciation of
  investments                                        7,562,122       5,153,715    8,056,089    6,633,292      2,620,698
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
    investments                                      6,183,301      11,887,768   15,344,685    5,268,837      1,939,078
-------------------------------------------------------------------------------------------------------------------------
    Change in net assets resulting from
      operations                                   $20,005,394     $12,060,315   $16,098,038  $9,817,481     $3,751,044
-------------------------------------------------------------------------------------------------------------------------


*For the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
(FORMERLY, THE MEDALIST FUNDS)
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                           THE TREASURY            THE             THE TAX-FREE
                                                           MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                               FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                  $   27,060,335      $   10,174,431       $  2,071,247
------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                                        2,347,424             868,490            262,792
Directors'/Trustees' fees                                          2,432               3,064              3,401
Administrative personnel and services fee                        500,283             185,586             58,355
Custodian fees                                                   135,276              59,951             34,118
Transfer and dividend disbursing agent fees and
  expenses                                                        48,887              49,352             20,426
Share registration costs                                          67,929              41,947             20,683
Auditing fees                                                     21,228              21,996             19,452
Legal fees                                                         8,594               9,654             10,309
Printing and postage                                              17,026              16,398             16,535
Portfolio accounting fees                                         83,695              53,722             43,769
Insurance premiums                                                 7,371               7,540              5,835
Distribution services fee                                         80,097              79,316            --
Miscellaneous                                                     22,923              11,085              3,394
------------------------------------------------------------------------------------------------------------------
     Total expenses                                            3,343,165           1,408,101            499,069
Deduct--
  Waiver of investment advisory fee                              469,485             336,697            262,792
  Waiver of distribution services fee                           --                     4,767            --
  Reimbursement of other operating expenses by the
     Adviser                                                    --                  --                   31,301
------------------------------------------------------------------------------------------------------------------
     Net expenses                                              2,873,680           1,066,637            204,976
------------------------------------------------------------------------------------------------------------------
          Net investment income                           $   24,186,655      $    9,107,794       $  1,866,271
------------------------------------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
(FORMERLY, THE MEDALIST FUNDS)
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       THE U.S. GOVERNMENT          THE STRATEGIC
                                                                         SECURITIES FUND             STOCK FUND
                                                                            YEAR ENDED              PERIOD ENDED
                                                                          SEPTEMBER 30,             SEPTEMBER 30,
                                                                       1995            1994             1995*
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                             $   13,822,093  $   14,014,515   $       172,547
Net realized gain (loss) on investments                               (1,378,821)     (7,740,156)        6,734,053
Net change in unrealized appreciation (depreciation) of
  investments                                                          7,562,122     (13,608,853)        5,153,715
-------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from operations                   20,005,394      (7,334,494)       12,060,315
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income:
  Trust Shares                                                        (6,886,095)     (6,839,985)        --
  Investment Shares                                                   (6,892,250)     (7,032,638)         (148,833)
Distributions from net realized gains:
  Trust Shares                                                          --              --               --
  Investment Shares                                                     --              --               --
Distributions in excess of net investment income:
  Trust Shares                                                          --              --               --
  Investment Shares                                                     --              --               --
Distributions in excess of net realized gain on investment
  transactions:
  Trust Shares                                                          --            (1,411,493)        --
  Investment Shares                                                     --            (1,485,610)        --
-------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from distributions to
       shareholders                                                  (13,778,345)    (16,769,726)         (148,833)
-------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of shares                                          43,561,722      67,634,902        90,552,400
Net asset value of shares issued to shareholders in payment of
  distributions declared                                               4,775,252       6,803,369           144,980
Cost of shares redeemed                                              (57,893,362)    (62,312,515)      (24,220,825)
-------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from share transactions           (9,556,388)     12,125,756        66,476,555
-------------------------------------------------------------------------------------------------------------------
          Change in net assets                                        (3,329,339)    (11,978,464)       78,388,037
NET ASSETS:
Beginning of period                                                  219,542,214     231,520,678         --
-------------------------------------------------------------------------------------------------------------------
End of period                                                     $  216,212,875  $  219,542,214   $    78,388,037
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in net assets at
  end of period                                                   $       45,566  $        1,817   $        23,714
-------------------------------------------------------------------------------------------------------------------


*For the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
(FORMERLY, THE MEDALIST FUNDS)
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          THE VIRGINIA MUNICIPAL
                                                             THE STOCK FUND                     BOND FUND
                                                               YEAR ENDED                       YEAR ENDED
                                                              SEPTEMBER 30,                   SEPTEMBER 30,
                                                          1995            1994             1995            1994
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                $      753,353  $     1,508,113  $    4,548,644  $    4,953,472
Net realized gain (loss) on investments                   7,288,596        2,244,847      (1,364,455)        (66,254)
Net change in unrealized appreciation
  (depreciation) of investments                           8,056,089       (4,568,297)      6,633,292      (9,882,836)
--------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from operations      16,098,038         (815,337)      9,817,481      (4,995,618)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income:
  Trust Shares                                             (531,337)      (1,098,902)     (1,532,726)     (1,721,741)
  Investment Shares                                        (259,454)        (335,387)     (3,014,821)     (3,231,731)
Distributions from net realized gains:
  Trust Shares                                           (1,709,248)      (1,031,282)           (329)       (218,630)
  Investment Shares                                        (680,158)        (352,939)           (675)       (476,809)
Distributions in excess of net investment income:
  Trust Shares                                             --              --               --                  (345)
  Investment Shares                                        --              --               --                  (751)
Distributions in excess of net realized gain on
  investment transactions:
  Trust Shares                                             --              --               --               (53,989)
  Investment Shares                                        --              --               --              (117,744)
--------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from
       distributions to shareholders                     (3,180,197)      (2,818,510)     (4,548,551)     (5,821,740)
--------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of shares                             30,860,399       60,490,244      16,219,898      38,805,692
Net asset value of shares issued to shareholders in
  payment of distributions declared                       1,924,491        1,651,823       2,307,640       3,165,013
Cost of shares redeemed                                 (52,962,431)     (45,926,962)    (28,424,457)    (26,979,033)
--------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from share
       transactions                                     (20,177,541)      16,215,105      (9,896,919)     14,991,672
--------------------------------------------------------------------------------------------------------------------
          Change in net assets                           (7,259,700)      12,581,258      (4,627,989)      4,174,314
NET ASSETS:
Beginning of period                                      97,112,993       84,531,735     108,870,654     104,696,340
--------------------------------------------------------------------------------------------------------------------
End of period                                        $   89,853,293  $    97,112,993  $  104,242,665  $  108,870,654
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in net
  assets at end of period                            $      107,629  $       145,067  $     --        $     --
--------------------------------------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
(FORMERLY, THE MEDALIST FUNDS)
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        THE MARYLAND                   THE TREASURY MONEY
                                                    MUNICIPAL BOND FUND                    MARKET FUND
                                                         YEAR ENDED                        YEAR ENDED
                                                       SEPTEMBER 30,                      SEPTEMBER 30,
                                                    1995            1994             1995               1994
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                          $    1,811,966  $    2,028,587  $      24,186,655  $      9,077,854
Net realized gain (loss) on investments              (681,620)        112,304         --                 --
Net change in unrealized appreciation
  (depreciation) of investments                     2,620,698      (4,417,809)        --                 --
------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from
       operations                                   3,751,044      (2,276,918)        24,186,655         9,077,854
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income:
  Trust Shares                                       (453,315)       (515,534)       (22,613,622)       (8,479,888)
  Investment Shares                                (1,357,652)     (1,513,053)        (1,573,033)         (597,966)
Distributions from net realized gains:
  Trust Shares                                        (14,470)       (108,573)        --                 --
  Investment Shares                                   (46,949)       (329,347)        --                 --
------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from
       distributions to shareholders               (1,872,386)     (2,466,507)       (24,186,655)       (9,077,854)
------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of shares                        5,252,288      14,847,555      3,244,300,655     1,070,823,360
Net asset value of shares issued to
  shareholders in payment of
  distributions declared                            1,017,510       1,526,375          1,565,341           598,479
Cost of shares redeemed                           (12,408,998)    (11,670,689)    (3,324,014,237)     (918,557,011)
------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from
       share transactions                          (6,139,200)      4,703,241        (78,148,241)      152,864,828
------------------------------------------------------------------------------------------------------------------
       Change in net assets                        (4,260,542)        (40,184)       (78,148,241)      152,864,828
NET ASSETS:
Beginning of period                                45,880,540      45,920,724        326,167,484       173,302,656
------------------------------------------------------------------------------------------------------------------
End of period                                     $41,619,998     $45,880,540       $248,019,243      $326,167,484
------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included
  in net assets at
  end of period                                $          999  $     --        $      --          $      --
------------------------------------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
(FORMERLY, THE MEDALIST FUNDS)
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          THE MONEY                       THE TAX-FREE MONEY
                                                         MARKET FUND                         MARKET FUND
                                                          YEAR ENDED                YEAR ENDED        PERIOD ENDED
                                                        SEPTEMBER 30,              SEPTEMBER 30,      SEPTEMBER 30,
                                                    1995             1994              1995               1994*
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                          $     9,107,794  $     4,600,092   $     1,866,271    $       111,538
Net realized gain (loss) on investments              --               --                --                 --
Net change in unrealized appreciation
  (depreciation) of investments                      --               --                --                 --
---------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from
       operations                                    9,107,794        4,600,092         1,866,271            111,538
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income:
  Trust Shares                                      (7,487,164)      (4,275,163)        --                 --
  Investment Shares                                 (1,620,630)        (324,929)       (1,866,271)          (111,538)
Distributions from net realized gains:
  Trust Shares                                       --               --                --                 --
  Investment Shares                                  --               --                --                 --
---------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from
       distributions to shareholders                (9,107,794)      (4,600,092)       (1,866,271)          (111,538)
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of shares                       554,922,789      301,706,503       244,825,710         32,866,117
Net asset value of shares issued to
  shareholders in payment of distributions
  declared                                           1,563,964          318,530           369,306             17,108
Cost of shares redeemed                           (488,593,012)    (298,646,861)     (185,184,196)       (10,916,585)
---------------------------------------------------------------------------------------------------------------------
     Change in net assets resulting from
       share transactions                           67,893,741        3,378,172        60,010,820         21,966,640
---------------------------------------------------------------------------------------------------------------------
       Change in net assets                         67,893,741        3,378,172        60,010,820         21,966,640
NET ASSETS:
Beginning of period                                147,680,572      144,302,400        21,966,640          --
---------------------------------------------------------------------------------------------------------------------
End of period                                     $215,574,313     $147,680,572       $81,977,460        $21,966,640
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included
  in net assets at end of period               $     --         $     --         $      --          $      --
---------------------------------------------------------------------------------------------------------------------


*For the period from July 27, 1994 (date of initial public investment) to September 30, 1994.

(See Notes which are an integral part of the Financial Statements)


THE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                  1995       1994       1993       1992       1991(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $    9.83  $   10.90  $   10.95  $   10.54   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.64       0.61       0.66       0.75        0.78
  Net realized and unrealized gain (loss) on investments              0.30      (0.94)      0.03       0.50        0.54
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    0.94      (0.33)      0.69       1.25        1.32
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.64)     (0.61)     (0.66 (e)     (0.75)      (0.78)
  Distributions from net realized gains on investment
    transactions                                                    --         --          (0.08)     (0.09)     --
  Distributions in excess of net realized gain on investment
    transactions (e)                                                --          (0.13)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.64)     (0.74)     (0.74)     (0.84)      (0.78)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.13  $    9.83  $   10.90  $   10.95   $   10.54
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                      9.84%     (3.36)%      6.82%     12.42%      14.00%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            1.01%      0.99%      0.77%      0.52%       0.64%(c)
  Net investment income                                               6.41%      5.94%      5.91%      7.01%       8.03%(c)
  Expense waiver/reimbursement (d)                                    0.28%      0.32%      0.43%      0.65%       0.93%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $114,803   $112,439   $119,187    $40,274         $10%
  Portfolio turnover                                                    82%       227%       154%       201%        101%
------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                       1995       1994       1993       1992       1991(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $    9.83  $   10.90  $   10.95  $   10.54   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.66       0.63       0.67       0.75        0.78
  Net realized and unrealized gain (loss) on investments              0.30      (0.94)      0.03       0.50        0.54
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    0.96      (0.31)      0.70       1.25        1.32
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.66)     (0.63)     (0.67 (e)     (0.75)      (0.78)
  Distributions from net realized gains on investment
    transactions                                                    --         --          (0.08)     (0.09)     --
  Distributions in excess of net realized gain on investment
    transactions (e)                                                --          (0.13)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.66)     (0.76)     (0.75)     (0.84)      (0.78)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.13  $    9.83  $   10.90  $   10.95   $   10.54
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                     10.11%     (3.12)%      6.94%     12.42%      14.00%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.76%      0.74%      0.63%      0.52%       0.64%(c)
  Net investment income                                               6.66%      6.19%      6.17%      7.01%       8.03%(c)
  Expense waiver/reimbursement (d)                                    0.28%      0.32%      0.43%      0.65%       0.93%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $101,410   $107,103   $112,334    $95,610     $27,565
  Portfolio turnover                                                    82%       227%       154%       201%        101%
------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(See Notes which are an integral part of the Financial Statements)


THE STRATEGIC STOCK FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                     PERIOD ENDED
                                                                                                     SEPTEMBER 30,
                                                                                                        1995(a)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                                     0.03
  Net realized and unrealized gain (loss) on investments                                                    2.03
--------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                                          2.06
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                                                                 (0.03)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                         $   12.03
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                                                           20.59%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                                  0.44%(c)
  Net investment income                                                                                     0.46%(c)
  Expense waiver/reimbursement (d)                                                                          1.03%(c)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                                                $78,388
  Portfolio turnover                                                                                          92%
--------------------------------------------------------------------------------------------------------------------


(a) Reflects operations for the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE STOCK FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                 1995(e)      1994       1993       1992       1991(a)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   11.80   $   12.39  $   12.02  $   11.86   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.09        0.17       0.24       0.26        0.32
  Net realized and unrealized gain (loss) on investments              2.20       (0.39)      0.54       0.46        1.85
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    2.29       (0.22)      0.78       0.72        2.17
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.09)      (0.17)     (0.25)     (0.25)      (0.31)
  Distributions from net realized gains on investment
    transactions                                                     (0.30)      (0.20)     (0.16)     (0.31)     --
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.39)      (0.37)     (0.41)     (0.56)      (0.31)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   13.70   $   11.80  $   12.39  $   12.02   $   11.86
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     20.02%      (1.72%)      6.31%      6.31%      22.68%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            1.21%       1.20%      0.87%      0.95%       0.80%(c)
  Net investment income                                               0.67%       1.40%      1.81%      2.25%       3.05%(c)
  Expense waiver/reimbursement (d)                                    0.21%       0.23%      0.55%      0.34%       0.38%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $44,509     $26,739    $18,691  $   2,290  $      488
  Portfolio turnover                                                   208%        205%        67%        38%         84%
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                      1995(e)      1994       1993       1992       1991(a)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   11.80   $   12.39  $   12.02  $   11.86   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.12        0.20       0.28       0.26        0.32
  Net realized and unrealized gain (loss) on investments              2.20       (0.40)      0.51       0.46        1.85
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    2.32       (0.20)      0.79       0.72        2.17
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.12)      (0.19)     (0.26)     (0.25)      (0.31)
  Distributions from net realized gains on investment
    transactions                                                     (0.30)      (0.20)     (0.16)     (0.31)     --
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.42)      (0.39)     (0.42)     (0.56)      (0.31)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   13.70   $   11.80  $   12.39  $   12.02   $   11.86
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                     20.33%      (1.50%)      6.42%      6.31%      22.68%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.96%       0.95%      0.66%      0.95%       0.80%(c)
  Net investment income                                               0.92%       1.68%      2.09%      2.25%       3.05%(c)
  Expense waiver/reimbursement (d)                                    0.21%       0.23%      0.55%      0.34%       0.38%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $45,344     $70,374    $65,841    $49,581     $37,032
  Portfolio turnover                                                   208%        205%        67%        38%         84%
-------------------------------------------------------------------------------------------------------------------------


(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Per share information presented is based on the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(See Notes which are an integral part of the Financial Statements)


THE VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                  1995       1994       1993       1992       1991(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.26  $   11.26  $   10.46  $   10.18   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.45       0.45       0.51       0.54        0.57
  Net realized and unrealized gain (loss) on investments              0.55      (0.92)      0.89       0.29        0.18
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    1.00      (0.47)      1.40       0.83        0.75
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.45)     (0.45 (e)     (0.51)     (0.54)      (0.57)
  Distributions from net realized gain on investment
    transactions                                                    --          (0.06)     (0.09)     (0.01)     --
  Distributions in excess of net realized gain on investments
    (g)                                                             --          (0.02)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.45)     (0.53)     (0.60)     (0.55)      (0.57)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.81  $   10.26  $   11.26  $   10.46   $   10.18
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     10.00%     (4.25%)     13.49%      8.51%       7.64%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            1.17%      1.15%      0.90%      0.83%       0.47%(c)
  Net investment income                                               4.32%      4.22%      4.68%      5.14%       6.08%(c)
  Expense waiver/reimbursement (d)                                    0.22%      0.27%      0.50%      0.86%       1.70%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $70,572    $74,706    $63,492    $20,883  $    6,031
  Portfolio turnover                                                    26%        29%        17%        51%         27%
------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                       1995       1994       1993       1992       1991(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.26  $   11.26  $   10.46  $   10.18   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.48       0.48       0.53       0.54        0.57
  Net realized and unrealized gain (loss) on investments              0.55      (0.92)      0.89       0.29        0.18
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    1.03      (0.44)      1.42       0.83        0.75
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.48)     (0.48 (f)     (0.53)     (0.54)   (0.57)
  Distributions from net realized gain on investment
    transactions                                                    --          (0.06)     (0.09)     (0.01)     --
  Distributions in excess of net realized gain on investments
    (g)                                                             --          (0.02)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.48)     (0.56)     (0.62)     (0.55)      (0.57)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.81  $   10.26  $   11.26  $   10.46   $   10.18
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     10.27%     (4.01%)     13.62%      8.51%       7.64%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.92%      0.90%      0.75%      0.83%       0.47%(c)
  Net investment income                                               4.57%      4.47%      4.85%      5.14%       6.08%(c)
  Expense waiver/reimbursement (d)                                    0.22%      0.27%      0.50%      0.86%       1.70%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $33,670    $34,165    $41,204    $20,852  $    8,546
  Portfolio turnover                                                    26%        29%        17%        51%         27%
------------------------------------------------------------------------------------------------------------------------


(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Amount includes distributions to shareholders in excess of net investment income of $0.0001 per share.

(f) Amount includes distributions to shareholders in excess of net investment income of $0.0002 per share.

(g) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)


THE MARYLAND MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                  1995       1994       1993       1992       1991(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.17  $   11.24  $   10.39  $   10.10   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.40       0.45       0.49       0.54        0.53
  Net realized and unrealized gain (loss) on investments              0.54      (0.97)      0.85       0.29        0.10
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    0.94      (0.52)      1.34       0.83        0.63
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.40)     (0.45)     (0.49)     (0.54)      (0.53)
  Distributions from net realized gain on investment
    transactions                                                     (0.02)     (0.10)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.42)     (0.55)     (0.49)     (0.54)      (0.53)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.69  $   10.17  $   11.24  $   10.39   $   10.10
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                      9.81%     (4.74%)     13.24%      8.31%       6.64%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            1.24%      1.17%      1.00%      0.59%       0.60%(c)
  Net investment income                                               4.24%      4.22%      4.50%      5.11%       5.66%(c)
  Expense waiver/reimbursement (d)                                    0.44%      0.51%      0.77%      1.91%       1.05%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $32,172    $34,580    $33,907  $   4,053  $    2,940
  Portfolio turnover                                                    21%        27%        23%        34%         35%
------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                       1995       1994       1993       1992       1991(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.17  $   11.24  $   10.39  $   10.10   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.42       0.48       0.50       0.54        0.53
  Net realized and unrealized gain (loss) on investments              0.54      (0.97)      0.85       0.29        0.10
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    0.96      (0.49)      1.35       0.83        0.63
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.42)     (0.48)     (0.50)     (0.54)      (0.53)
  Total distributions from net realized gain on investment
    transactions                                                     (0.02)     (0.10)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.44)     (0.58)     (0.50)     (0.54)      (0.53)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.69  $   10.17  $   11.24  $   10.39   $   10.10
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     10.09%     (4.50%)     13.37%      8.31%       6.64%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.99%      0.92%      0.86%      0.59%       0.60%(c)
  Net investment income                                               4.49%      4.46%      4.64%      5.11%       5.66%(c)
  Expense waiver/reimbursement (d)                                    0.44%      0.51%      0.77%      1.91%       1.05%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                        $   9,447    $11,301    $12,014  $   6,004  $      556
  Portfolio turnover                                                    21%        27%        23%        34%         35%
------------------------------------------------------------------------------------------------------------------------


(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                   1995       1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.02       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.02)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                       4.98%      2.90%      2.52%      3.61%       5.90%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.85%      0.84%      0.70%      0.70%       0.51%(c)
  Net investment income                                                4.92%      2.86%      2.47%      3.49%       5.65%(c)
  Expense waiver/reimbursement (d)                                     0.10%      0.18%      0.20%      0.11%       0.27%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $39,363    $21,883    $20,382    $12,960       $ 548

                                                                                 YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                        1995       1994       1993       1992       1991(a)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.03       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.03)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                       5.24%      3.16%      2.64%      3.61%       5.90%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.60%      0.59%      0.58%      0.70%       0.51%(c)
  Net investment income                                                5.17%      3.30%      2.60%      3.49%       5.65%(c)
  Expense waiver/reimbursement (d)                                     0.10%      0.18%      0.20%      0.11%       0.27%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $208,656   $304,285   $152,921   $163,451    $129,959
-------------------------------------------------------------------------------------------------------------------------


(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                   1995       1994       1993       1992       1991(a)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.03       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.03)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                       5.11%      3.10%      2.77%      3.79%       5.92%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.80%      0.80%      0.64%      0.64%       0.51%(c)
  Net investment income                                                5.04%      3.07%      2.68%      3.64%       5.99%(c)
  Expense waiver/reimbursement (d)                                     0.21%      0.25%      0.30%      0.29%       0.36%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $41,813    $15,236     $9,905     $5,803       $   1
-------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                        1995       1994       1993       1992       1991(a)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.03       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.03)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                       5.36%      3.35%      2.89%      3.79%       5.92%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.57%      0.55%      0.50%      0.64%       0.51%(c)
  Net investment income                                                5.27%      3.25%      2.83%      3.64%       5.99%(c)
  Expense waiver/reimbursement (d)                                     0.19%      0.25%      0.30%      0.29%       0.36%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $173,761   $132,445   $134,397   $136,616     $57,432
-------------------------------------------------------------------------------------------------------------------------


(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                      YEAR ENDED
                                                                                                    SEPTEMBER 30,
                                                                                                   1995      1994(a)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $    1.00  $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                               0.03       0.01
LESS DISTRIBUTIONS
  Distributions from net investment income                                                           (0.03)     (0.01)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                   $    1.00  $    1.00
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                                      3.53%      0.45%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                            0.39%      0.36%(c)
  Net investment income                                                                               3.55%      2.65%(c)
  Expense waiver/reimbursement (d)                                                                    0.56%      0.70%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                                          $81,977    $21,967
---------------------------------------------------------------------------------------------------------------------


(a) Reflects operations for the period from July 27, 1994 (date of initial public investment) to September 30, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
(FORMERLY, THE MEDALIST FUNDS)
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Virtus Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios (individually referred to as the "Fund", or collectively as the "Funds"). All Funds, except The Strategic Stock Fund and The Tax-Free Money Market Fund are offered in two classes of shares: Trust Shares and Investment Shares. The Strategic Stock Fund and The Tax-Free Money Market Fund are presented as Investment Shares for financial statement purposes. The following portfolios comprise the Trust:

                                      PORTFOLIO NAME                                           DIVERSIFICATION
The U.S. Government Securities Fund ("Government Securities Fund")                               diversified
The Strategic Stock Fund ("Strategic Stock Fund")                                                diversified
The Stock Fund ("Stock Fund")                                                                    diversified
The Virginia Municipal Bond Fund ("Virginia Municipal Bond Fund")                              non-diversified
The Maryland Municipal Bond Fund ("Maryland Municipal Bond Fund")                              non-diversified
The Treasury Money Market Fund ("Treasury Money Market Fund")                                    diversified
The Money Market Fund ("Money Market Fund")                                                      diversified
The Tax-Free Money Market Fund (Tax-Free Money Market Fund)                                      diversified


The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     The money market Funds within the Trust use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 of the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction, including accrued interest.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At September 30, 1995, Government Securities Fund, Virginia Municipal Bond Fund and Money Market Fund, for federal tax purposes, each had a capital loss carryforward, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

                     FUND                     TOTAL CAPITAL LOSS CARRYFORWARD
     Government Securities Fund                         $  9,742,636
     Virginia Municipal Bond Fund                            219,533
     Money Market Fund                                        59,061


     Pursuant to the Code, such capital loss carryforwards will expire as follows:

             GOVERNMENT SECURITIES FUND                    VIRGINIA MUNICIPAL BOND FUND
      EXPIRATION YEAR       EXPIRATION AMOUNT        EXPIRATION YEAR        EXPIRATION AMOUNT
            2003              $   9,742,636               2003                 $   219,533

                  MONEY MARKET FUND
      EXPIRATION YEAR       EXPIRATION AMOUNT
            2002                    $37,305
            2003                     21,756


     Additionally, net capital losses, as noted below, attributable to security transactions incurred after October 31, 1994 are treated as arising on October 1, 1995 the first day of the Funds' next taxable year.

                      FUND                      TOTAL TAX LOSS PUSHFORWARD
     Government Securities Fund                        $   1,373,847
     Virginia Municipal Bond Fund                          1,317,477
     Maryland Municipal Bond Fund                            701,407


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from each Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1995, Treasury Money Market Fund, Money Market Fund, and Tax-Free Money Market Fund, capital paid-in aggregated $248,019,243 , $215,574,313, and $81,977,460, respectively. Transactions in shares were as follows:


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                                              U.S. GOVERNMENT
                                                              SECURITIES FUND           STRATEGIC STOCK FUND*
FOR THE YEAR ENDED SEPTEMBER 30, 1995:                       SHARES         DOLLARS       SHARES         DOLLARS
INVESTMENT SHARES:
------------------------------------------------------
Shares sold                                               2,229,961  $   22,386,800    8,728,162  $   90,552,400
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      481,441       4,775,252       13,541         144,980
------------------------------------------------------
Shares redeemed                                          (2,817,774)    (27,866,476)  (2,222,973)    (24,220,825)
------------------------------------------------------  -----------  --------------  -----------  --------------
                                                           (106,372) $     (704,424)   6,518,730  $   66,476,555
                                                        -----------  --------------  -----------  --------------
TRUST SHARES:
------------------------------------------------------
Shares sold                                               2,129,377  $   21,174,922
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      --             --
------------------------------------------------------
Shares redeemed                                          (3,014,663)    (30,026,886)
------------------------------------------------------  -----------  --------------
                                                           (885,286) $   (8,851,964)
                                                        -----------  --------------
Net change resulting from share transactions               (991,658) $   (9,556,388)
------------------------------------------------------  -----------  --------------

                                                              U.S. GOVERNMENT
                                                              SECURITIES FUND
FOR THE YEAR ENDED SEPTEMBER 30, 1994:                       SHARES         DOLLARS
INVESTMENT SHARES:
------------------------------------------------------
Shares sold                                               2,757,863  $   28,737,258
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      659,546       6,803,369
------------------------------------------------------
Shares redeemed                                          (2,914,655)    (29,801,745)
------------------------------------------------------  -----------  --------------
                                                            502,754  $    5,738,882
                                                        -----------  --------------
TRUST SHARES:
------------------------------------------------------
Shares sold                                               3,770,941  $   38,897,644
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      --             --
------------------------------------------------------
Shares redeemed                                          (3,182,224)    (32,510,770)
------------------------------------------------------  -----------  --------------
                                                            588,717  $    6,386,874
                                                        -----------  --------------
Net change resulting from share transactions              1,091,471  $   12,125,756
------------------------------------------------------  -----------  --------------


*For the period from March 7, 1995 (date of initial public investment) to September 30, 1995.


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                                                                              STOCK FUND
FOR THE YEAR ENDED SEPTEMBER 30, 1995:                                                     SHARES         DOLLARS
INVESTMENT SHARES:
------------------------------------------------------------------------------------
Shares sold                                                                             1,471,204  $   18,328,914
------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         79,983         932,476
------------------------------------------------------------------------------------
Shares redeemed                                                                          (566,888)     (6,950,345)
------------------------------------------------------------------------------------  -----------  --------------
                                                                                          984,299  $   12,311,045
                                                                                      -----------  --------------
TRUST SHARES:
------------------------------------------------------------------------------------
Shares sold                                                                             1,027,794  $   12,531,485
------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         87,096         992,015
------------------------------------------------------------------------------------
Shares redeemed                                                                        (3,766,090)    (46,012,086)
------------------------------------------------------------------------------------  -----------  --------------
                                                                                       (2,651,200) $  (32,488,586)
                                                                                      -----------  --------------
Net change resulting from share transactions                                           (1,666,901) $  (20,177,541)
------------------------------------------------------------------------------------  -----------  --------------

                                                                                              STOCK FUND
FOR THE YEAR ENDED SEPTEMBER 30, 1994:                                                     SHARES         DOLLARS
INVESTMENT SHARES:
------------------------------------------------------------------------------------
Shares sold                                                                               991,369  $   12,047,687
------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         55,960         682,714
------------------------------------------------------------------------------------
Shares redeemed                                                                          (291,272)     (3,520,199)
------------------------------------------------------------------------------------  -----------  --------------
                                                                                          756,057  $    9,210,202
                                                                                      -----------  --------------
TRUST SHARES:
------------------------------------------------------------------------------------
Shares sold                                                                             4,077,354  $   48,442,557
------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         79,916         969,109
------------------------------------------------------------------------------------
Shares redeemed                                                                        (3,511,622)    (42,406,763)
------------------------------------------------------------------------------------  -----------  --------------
                                                                                          645,648  $    7,004,903
                                                                                      -----------  --------------
Net change resulting from share transactions                                            1,401,705  $   16,215,105
------------------------------------------------------------------------------------  -----------  --------------



THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                                              VIRGINIA MUNICIPAL          MARYLAND MUNICIPAL
                                                                   BOND FUND                   BOND FUND
FOR THE YEAR ENDED SEPTEMBER 30, 1995:                         SHARES         DOLLARS     SHARES         DOLLARS
INVESTMENT SHARES:
--------------------------------------------------------
Shares sold                                                   939,334  $    9,896,216    358,009  $    3,741,410
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        221,723       2,307,635     99,186       1,017,506
--------------------------------------------------------
Shares redeemed                                            (1,918,280)    (19,864,255)  (848,026)     (8,637,907)
--------------------------------------------------------  -----------  --------------  ---------  --------------
                                                             (757,223) $   (7,660,404)  (390,831) $   (3,878,991)
                                                          -----------  --------------  ---------  --------------
TRUST SHARES:
--------------------------------------------------------
Shares sold                                                   599,178  $    6,323,687    145,854  $    1,510,883
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        --             --           --            --
--------------------------------------------------------
Shares redeemed                                              (815,168)     (8,560,202)  (370,963)     (3,771,092)
--------------------------------------------------------  -----------  --------------  ---------  --------------
                                                             (215,990) $   (2,236,515)  (225,109) $   (2,260,209)
                                                          -----------  --------------  ---------  --------------
Net change resulting from share transactions                 (973,213) $   (9,896,919)  (615,940) $   (6,139,200)
--------------------------------------------------------  -----------  --------------  ---------  --------------

                                                              VIRGINIA MUNICIPAL          MARYLAND MUNICIPAL
                                                                   BOND FUND                   BOND FUND
FOR THE YEAR ENDED SEPTEMBER 30, 1994:                         SHARES         DOLLARS     SHARES         DOLLARS
INVESTMENT SHARES:
--------------------------------------------------------
Shares sold                                                 2,681,458  $   29,538,167    962,509  $   10,359,731
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        293,628       3,164,502    142,395       1,526,367
--------------------------------------------------------
Shares redeemed                                            (1,332,660)    (14,244,030)  (723,930)     (7,619,230)
--------------------------------------------------------  -----------  --------------  ---------  --------------
                                                            1,642,426  $   18,458,639    380,974  $    4,266,868
                                                          -----------  --------------  ---------  --------------
TRUST SHARES:
--------------------------------------------------------
Shares sold                                                   857,465  $    9,267,525    423,211  $    4,487,832
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                             46             511     --            --
--------------------------------------------------------
Shares redeemed                                            (1,187,167)    (12,735,003)  (381,847)     (4,051,459)
--------------------------------------------------------  -----------  --------------  ---------  --------------
                                                             (329,656) $   (3,466,967)    41,364  $      436,373
                                                          -----------  --------------  ---------  --------------
Net change resulting from share transactions                1,312,770  $   14,991,672    422,338  $    4,703,241
--------------------------------------------------------  -----------  --------------  ---------  --------------



THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                                    TREASURY
                                               MONEY MARKET FUND                     MONEY MARKET FUND
                                             YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                          SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                   1995               1994               1995               1994
INVESTMENT SHARES:
------------------------------------
Shares sold                                  44,802,002         25,345,275         66,743,936         25,429,884
------------------------------------
Shares issued to shareholders in
payment of distributions declared             1,521,559            598,445          1,539,099            318,530
------------------------------------
Shares redeemed                             (28,843,368)       (24,442,899)       (41,705,072)       (20,417,859)
------------------------------------  -----------------  -----------------  -----------------  -----------------
                                             17,480,193          1,500,821         26,577,963          5,330,555
                                      -----------------  -----------------  -----------------  -----------------
TRUST SHARES:
------------------------------------
Shares sold                               3,199,498,653      1,045,478,085        488,178,853        276,276,619
------------------------------------
Shares issued to shareholders in
payment of distributions declared                43,782                 34             24,865         --
------------------------------------
Shares redeemed                          (3,295,170,869)      (894,114,112)      (446,887,940)      (278,229,002)
------------------------------------  -----------------  -----------------  -----------------  -----------------
                                            (95,628,434)       151,364,007         41,315,778         (1,952,383)
                                      -----------------  -----------------  -----------------  -----------------
Net change resulting from share
transactions                                (78,148,241)       152,864,828         67,893,741          3,378,172
------------------------------------  -----------------  -----------------  -----------------  -----------------

                                                                                           TAX-FREE
                                                                                      MONEY MARKET FUND
                                                                                    YEAR ENDED         YEAR ENDED
                                                                                 SEPTEMBER 30,      SEPTEMBER 30,
                                                                                          1995              1994*
INVESTMENT SHARES:
---------------------------------------------------------------------------
Shares sold                                                                        244,825,710         32,866,117
---------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                     369,306             17,108
---------------------------------------------------------------------------
Shares redeemed                                                                   (185,184,196)       (10,916,585)
---------------------------------------------------------------------------  -----------------  -----------------
Net change resulting from share transactions                                        60,010,820         21,966,640
---------------------------------------------------------------------------  -----------------  -----------------


*For the period from July 27, 1994 (date of initial public investment) to September 30, 1994.


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Virtus Capital Management, Inc., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

                 FUND                     ANNUAL RATE
Government Securities Fund                   0.75%
Strategic Stock Fund                         1.00%
Stock Fund                                   0.75%
Virginia Municipal Bond Fund                 0.75%
Maryland Municipal Bond Fund                 0.75%
Treasury Money Market Fund                   0.50%
Money Market Fund                            0.50%
Tax-Free Money Market Fund                   0.50%


The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides each Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25 of 1% of the average daily net assets of the Investment Shares of Government Securities Fund, Strategic Stock Fund, Stock Fund, Virginia Municipal Bond Fund and Maryland Municipal Bond Fund and up to 0.35 of 1% of the average daily net assets of the Investment Shares of Treasury Money Market Fund, Money Market Fund, and Tax-Free Money Market Fund, annually, to reimburse FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Company is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were initially borne by FAS. The Funds' have agreed to reimburse FAS for the organizational expenses during the five year period following the date each Fund's portfolio became effective. For the year ended, September 30, 1995 the Funds' paid the following pursuant to this agreement.


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                                 EXPENSES OF                AMOUNT REIMBURSED
                                                ORGANIZING THE               TO FAS FOR THE
                                                     FUND             YEAR ENDED SEPTEMBER 30, 1995
Government Securities Fund                        $   53,346                       10,684
Strategic Stock Fund                                  35,000*                       2,333
Stock Fund                                            59,298                        4,555
Virginia Municipal Bond Fund                          55,256                        5,198
Maryland Municipal Bond Fund                          58,484                        2,130
Treasury Money Market Fund                            49,243                       18,721
Money Market Fund                                     50,235                        8,342
Tax-Free Money Market Fund                            50,000                        2,222


*Organizational expenses for the Strategic Stock Fund will be borne initially by FAS. This number represents an estimate of future expense.

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1995, were as follows:

                    FUND                                                             PURCHASES         SALES
     Government Securities Fund                                                    $  175,476,241  $  162,662,944
     Strategic Stock Fund                                                             122,458,577      58,536,281
     Stock Fund                                                                       179,057,093     203,356,173
     Virginia Municipal Bond Fund                                                      25,811,103      37,426,144
     Maryland Municipal Bond Fund                                                       8,428,679      15,485,340


(6) CONCENTRATION OF CREDIT RISK

Since Virginia Municipal Bond Fund and Maryland Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of those states than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at September 30, 1995, 14.3% of the securities in Virginia Municipal Bond Fund's portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.8% of total investments. At September 30, 1995, 19.5% of the securities in Maryland Municipal Bond Fund's portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one instution or agency did not exceed 8.2% of total investments.

(7) SUBSEQUENT EVENT

The Trustees have unanimously recommended a merger of the Blanchard 100% Treasury Money Market Fund, an investment portfolio of The Blanchard Group of Funds, with The Virtus Treasury Money Market Fund. If the shareholder proxy is approved, the merger is expected to be completed during the first quarter of 1996.


THE VIRTUS FUNDS
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of THE VIRTUS FUNDS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Virtus Funds (formerly, The Medalist Funds) (comprising the following portfolios: The U.S. Government Securities Fund, The Strategic Stock Fund, The Stock Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund and The Tax-Free Money Market Fund) as of September 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1995 and 1994 and the financial highlights for each of the five years in the period ended September 30, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Virtus Funds as of September 30, 1995, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
November 17, 1995


Trustees                               Officers
-----------------------------------------------------------------------

John F. Donahue                         John F. Donahue
Thomas G. Bigley                          Chairman
John T. Conroy, Jr.                     Edward C. Gonzales
William J. Copeland                       President and Treasurer
James E. Dowd                           J. Christopher Donahue
Lawrence D. Ellis, M.D.                   Executive Vice President
Edward L. Flaherty, Jr.                 John W. McGonigle
Edward C. Gonzales                        Executive Vice President and Secretary
Peter E. Madden                         Joseph S. Machi
Gregor F. Meyer                           Vice President and Assistant Treasurer
John E. Murray, Jr.                     Richard B. Fisher
Wesley W. Posvar                          Vice President
Marjorie P. Smuts                       David M. Taylor
                                          Assistant Treasurer
                                        C. Grant Anderson
                                          Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objective and policies, management fees, expenses and other information.



Cusip 927913103      Cusip 927913707
Cusip 927913202      Cusip 927913855
Cusip 927913301      Cusip 927913848
Cusip 927913400      Cusip 927913863
Cusip 927913830      Cusip 927913871
Cusip 927913509      Cusip 927913889
Cusip 927913608      Cusip 927913806



A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. The U.S. Government Securities Fund-Investment Shares is represented by a broken line, whereas the Lehman Brothers Intermediate Government Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in the value of a hypothetical investment of $10,000 in the Fund and Lehman Brothers Intermediate Index for the period from October 16, 1990 (start of performance) toSeptember 30, 1995. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Fund as compared to Lehman Brothers Intermediate Government Bond Index; the ending values are $13,956; and $14,985, respectively. Beneath the line graph are the following total return data for the Fund: total return figures for the one-year period, and start of performance date cumulative total return are as follows: 7.68%; and 7.83%; respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. The U.S. Government Securities Fund-Trust Shares is represented by a broken line, whereas the Lehman Brothers Intermediate Government Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in the value of a hypothetical investment of $10,000 in the Fund and Lehman Brothers Intermediate Index for the period from October 16, 1990 (start of performance) to September 30, 1995. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Fund as compared to Lehman Brothers Intermediate Government Bond Index; the ending values are $14,620; and $14,985, respectively. Beneath the line graph are the following total return data for the Fund: total return figures for the one-year period, and start of performance date cumulative total return are as follows: 10.11%; and 7.96%; respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

C. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. The Strategic Stock Fund is represented by a broken line, whereas the Standard & Poor's 500 Index is represented by a solid line. The line graph is a visual representation of a comparison of change in the value of a hypothetical investment of $10,000 in the Fund and Standard & Poor's 500 Index for the period from March 7, 1995 (start of performance) toSeptember 30, 1995. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Fund as compared to Standard & Poor's 500 Index; the ending values are $11,859; and $12,174, respectively. Beneath the line graph is the following total return data for the
Fund: start of performance date cumulative total return is as follows: 18.59%. The performance disclaimer and footnotes are listed directly under the graphic presentation.

D. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. The Stock Fund- Investment Shares is represented by a broken line, whereas Standard & Poor's 500 Index is represented by a solid line. The line graph is a visual representation of a comparison of change in the value of a hypothetical investment of $10,000 in the Fund and Lehman Brothers Intermediate Index for the period from October 16, 1990 (start of performance) to September 30, 1995. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Fund as compared to Standard & Poor's 500 Index; the ending values are $16,069; and $22,119, respectively. Beneath the line graph are the following total return data for the Fund: total return figures for the one-year period, and start of performance date cumulative total return are as follows: 17.91%; and 10.43%; respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.
E. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. The Stock Fund- Trust Shares is represented by a broken line, whereas Standard & Poor's 500 Index is represented by a solid line. The line graph is a visual representation of a comparison of change in the value of a hypothetical investment of $10,000 in the Fund and Lehman Brothers Intermediate Index for the period from October 16, 1990 (start of performance) to September 30, 1995. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Fund as compared to Standard & Poor's 500 Index; the ending values are $16,452; and $22,119, respectively. Beneath the line graph are the following total return data for the Fund: total return figures for the one-year period, and start of performance date cumulative total return are as follows: 20.33%; and 10.56%; respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

F. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. The Virginia Municipal Bond Fund- Investment Shares is represented by a broken line, whereas the Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in the value of a hypothetical investment of $10,000 in the Fund and the Lehman Brothers Intermediate Index for the period from October 24, 1990 (start of performance) to September 30, 1995. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $13,426; and $15,239, respectively. Beneath the line graph are the following total return data for the Fund: total return figures for the one-year period, and start of performance date cumulative total return are as follows: 6.99%; and 7.87%; respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.
G. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. The Virginia Municipal Bond Fund-Trust Shares is represented by a broken line, whereas the Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in the value of a hypothetical investment of $10,000 in the Fund and the Lehman Brothers Intermediate Index for the period from October 24, 1990 (start of performance) to September 30, 1995. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $14,046; and $15,239, respectively. Beneath the line graph are the following total return data for the Fund: total return figures for the one-year period, and start of performance date cumulative total return are as follows: 10.27%; and 7.13%; respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

H. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. The Maryland Municipal Bond Fund-Investment Shares is represented by a broken line, whereas the Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in the value of a hypothetical investment of $10,000 in the Fund and the Lehman Brothers Intermediate Index for the period from October 30, 1990 (start of performance) to September 30, 1995. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $13,165; and $15,239, respectively. Beneath the line graph are the following total return data for the Fund: total return figures for the one-year period, and start of performance date cumulative total return are as follows: 7.77%; and 6.58%; respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

I. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. The Maryland Municipal Bond Fund-Trust Shares is represented by a broken line, whereas the Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in the value of a hypothetical investment of $10,000 in the Fund and the Lehman Brothers Intermediate Index for the period from October 30, 1990 (start of performance) to September 30, 1995. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $13,768; and $15,239, respectively. Beneath the line graph are the following total return data for the Fund: total return figures for the one-year period, and start of performance date cumulative total return are as follows: 10.09%; and 6.72%; respectively. The performance disclaimer and footnotes are listed directly under